MainStay CBRE Global Infrastructure Fund

Portfolio of Investments January 31, 2021 † (Unaudited)

	Shares	Value
Common Stocks 98.0%
Australia 5.0%
APA Group (Utilities)	270,764	$2,017,859
Atlas Arteria, Ltd. (Transportation)	2,222,538	10,695,499
Transurban Group (Transportation)	441,406	4,447,599
		17,160,957
Canada 5.0%
Fortis, Inc. (Utilities)	82,500	3,336,774
Pembina Pipeline Corp. (Midstream / Pipelines)	257,100	6,767,536
TC Energy Corp. (Midstream / Pipelines)	161,500	6,922,240
		17,026,550
China 0.9%
China Resources Gas Group, Ltd. (Utilities)	623,500	3,124,270

France 7.3%
Eiffage S.A. (Transportation) (a)	33,562	3,047,136
Engie S.A. (Utilities) (a)	629,860	9,784,281
Vinci S.A. (Transportation)	131,688	12,218,625
		25,050,042
Germany 1.4%
Fraport A.G. Frankfurt Airport Services Worldwide (Transportation) (a)	87,062	4,727,791

Hong Kong 1.0%
CK Infrastructure Holdings, Ltd. (Utilities)	609,397	3,252,041

Italy 8.0%
Atlantia S.p.A. (Transportation) (a)	274,021	4,352,534
Enel S.p.A. (Utilities)	1,514,925	15,042,731
Infrastrutture Wireless Italiane S.p.A (Communications)	256,735	2,760,065
Terna Rete Elettrica Nazionale S.p.A. (Utilities)	690,322	5,018,123
		27,173,453
Japan 2.5%
Chubu Electric Power Co., Inc. (Utilities)	422,234	5,162,417
West Japan Railway Co. (Transportation)	64,600	3,510,701
		8,673,118
Mexico 1.5%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation) (a)	145,600	851,766
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Transportation) (a)	62,895	990,016
Promotora Y Operadora de Infraestructura S.A.B. de C.V. (Transportation)	409,764	3,089,771
		4,931,553
New Zealand 1.0%
Infratil, Ltd. (Diversified Property Holdings)	655,462	3,366,272

Portugal 3.0%
EDP - Energias de Portugal S.A. (Utilities)	1,629,087	10,181,258

Spain 3.7%
Cellnex Telecom S.A. (Communications)	157,582	9,232,682
Iberdrola S.A. Interim Shares (Utilities) (a)	2,696	36,594
Iberdrola S.A. (Utilities)	253,397	3,436,501
		12,705,777
United Kingdom 5.7%
National Grid PLC (Utilities)	885,450	10,292,829
Pennon Group PLC (Utilities)	211,276	2,704,150
United Utilities Group PLC (Utilities)	506,108	6,386,607
		19,383,586
United States 52.0%
AES Corp. (Utilities)	342,300	8,348,697
Alliant Energy Corp. (Utilities)	182,100	8,859,165
Ameren Corp. (Utilities)	136,500	9,926,280
American Electric Power Co., Inc. (Utilities)	164,500	13,309,695
American Tower Corp. (Communications)	60,636	13,786,201
Cheniere Energy, Inc. (Midstream / Pipelines) (a)	156,537	9,913,488
CMS Energy Corp. (Utilities)	125,210	7,121,945
Crown Castle International Corp. (Communications)	82,666	13,165,387
Equinix, Inc. (Communications)	8,286	6,131,309
Essential Utilities, Inc. (Utilities)	155,450	7,197,335
Exelon Corp. (Utilities)	193,407	8,037,995
FirstEnergy Corp. (Utilities)	199,000	6,121,240
Kansas City Southern (Transportation)	34,300	6,951,581
Kinder Morgan, Inc. (Midstream / Pipelines)	377,600	5,316,608
Legacy Reserves, Inc. (Midstream / Pipelines) (a)(b)(c)	32,997	161,355
NextEra Energy, Inc. (Utilities)	171,680	13,883,762
NiSource, Inc. (Utilities)	272,300	6,031,445
Norfolk Southern Corp. (Transportation)	34,800	8,234,376
Public Service Enterprise Group, Inc. (Utilities)	152,500	8,605,575
Sempra Energy (Utilities)	39,000	4,826,640
Union Pacific Corp. (Transportation)	58,600	11,571,742
		177,501,821
Total Common Stocks (Cost $307,034,625)		334,258,489
Short-Term Investment 1.8%
Affiliated Investment Company 1.8%
United States 1.8%
MainStay U.S. Government Liquidity Fund, 0.01% (d)	6,156,207	6,156,207

Total Short-Term Investment (Cost $6,156,207)		6,156,207
Total Investments (Cost $313,190,832)	99.8%	340,414,696
Other Assets, Less Liabilities	0.2	693,954
Net Assets	100.0%	$341,108,650

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Illiquid security - As of January 31, 2021, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $161,355, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Current yield as of January 31, 2021.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (e)
Common Stocks:
Spain	$12,699,183	$36,594	$—	$12,705,777
United States (f)	177,340,466	—	161,355	177,501,821
All Other Countries	144,050,891	—	—	144,050,891
Total Common Stocks	334,060,540	36,594	161,355	334,258,489
Short-Term Investment
Affiliated Investment Company	6,156,207	—	—	6,156,207
Total Investments in Securities	$340,216,747	$36,594	$161,355	$340,414,696

(e)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(f)	The Level 3 security valued at $161,355 is held in United States (Midstream / Pipelines) within the Common Stocks section of the Portfolio of Investments.

MainStay CBRE Real Estate Fund

Portfolio of Investments January 31, 2021 † (Unaudited)

	Shares	Value
Common Stocks 99.6%
Community Shopping Centers 4.7%
Acadia Realty Trust	164,400	$2,383,800
Regency Centers Corp.	134,410	6,341,464
Retail Properties of America, Inc., Class A	460,179	4,238,248
SITE Centers Corp.	400,200	4,438,218
		17,401,730
Data Centers 18.3%
American Tower Corp.	167,309	38,039,374
Crown Castle International Corp.	186,661	29,727,631
		67,767,005
Enclosed Mall 5.1%
Simon Property Group, Inc.	201,899	18,762,474

Healthcare Facilities 8.5%
Alexandria Real Estate Equities, Inc.	68,639	11,470,263
Healthcare Trust of America, Inc., Class A	302,470	8,544,778
Ventas, Inc.	183,121	8,436,384
Welltower, Inc.	47,008	2,848,685
		31,300,110
Hotels 1.2%
Apple Hospitality REIT, Inc.	225,100	2,809,248
Marriott International, Inc., Class A	15,428	1,794,431
		4,603,679
Industrial Properties 14.0%
Duke Realty Corp.	402,590	15,926,460
Prologis, Inc.	345,010	35,605,032
		51,531,492
Net Leased Properties 12.0%
Iron Mountain, Inc.	48,953	1,648,248
MGM Growth Properties LLC, Class A	308,387	9,606,255
NETSTREIT Corp.	134,742	2,321,605
STAG Industrial, Inc.	232,664	6,933,387
VEREIT, Inc.	450,368	15,866,465
VICI Properties, Inc.	308,698	7,803,885
		44,179,845
Office Buildings 6.0%
Brandywine Realty Trust	438,515	4,823,665
Cousins Properties, Inc.	60,762	1,916,433
Highwoods Properties, Inc.	131,875	4,943,994
Hudson Pacific Properties, Inc.	173,456	4,065,809
Paramount Group, Inc.	186,400	1,657,096
Piedmont Office Realty Trust, Inc., Class A	310,675	4,778,181
		22,185,178
Residential 12.0%
American Campus Communities, Inc.	43,786	1,802,232
Apartment Income REIT Corp. (a)	244,113	9,464,261
Camden Property Trust	76,598	7,824,486
Invitation Homes, Inc.	283,199	8,348,706
Mid-America Apartment Communities, Inc.	61,991	8,229,305
UDR, Inc.	228,100	8,770,445
		44,439,435
Self Storage Property 9.6%
CubeSmart	370,514	12,908,708
Extra Space Storage, Inc.	102,825	11,700,457
Life Storage, Inc.	130,448	10,641,907
		35,251,072
Timber 1.4%
Weyerhaeuser Co.	163,500	5,099,565

Towers 6.8%
CyrusOne, Inc.	84,387	6,156,032
Equinix, Inc.	19,422	14,371,503
QTS Realty Trust, Inc., Class A	68,889	4,484,674
		25,012,209
Total Common Stocks (Cost $280,957,291)		367,533,794
Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	482,042	482,042
Total Short-Term Investment (Cost $482,042)		482,042
Total Investments (Cost $281,439,333)	99.7%	368,015,836
Other Assets, Less Liabilities	0.3	1,137,551
Net Assets	100.0%	$369,153,387

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2021.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (c)
Common Stocks	$367,533,794	$—	$—	$367,533,794
Short-Term Investment
Affiliated Investment Company	482,042	—	—	482,042
Total Investments in Securities	$368,015,836	$—	$—	$368,015,836

(c)	For a complete listing of investments and their industries, see the Portfolio of Investments.

Mainstay MacKay Short Term Municipal Fund

Portfolio of Investments January 31, 2021 † (Unaudited)

	Principal Amount	Value
Long-Term Bonds 96.5%
Corporate Bonds 0.1%
Convertible Securities 0.1%
Baptist Health Obligated Group
2.579%, due 12/1/22	$350,000	$351,993
2.679%, due 12/1/23	400,000	405,547
Smithsonian Institution
0.895%, due 9/1/22	825,000	827,836
0.974%, due 9/1/23	800,000	806,953
Total Corporate Bonds (Cost $1,199,821)		2,392,329
Municipal Bonds 96.4%
Long-Term Municipal Bonds 89.7%
Alabama 2.3%
Alabama Community College System, Revenue Bonds
Insured: BAM 3.00%, due 6/1/23	245,000	258,615
Insured: BAM 3.00%, due 6/1/24	100,000	107,345
Birmingham Airport Authority, Revenue Bonds
Insured: BAM 5.00%, due 7/1/23	125,000	138,264
Insured: BAM 5.00%, due 7/1/24	625,000	717,219
Black Belt Energy Gas District, Project No. 4, Revenue Bonds Series A-1 4.00%, due 12/1/49 (a)	500,000	580,430
Black Belt Energy Gas District, Project No. 5, Revenue Bonds Series A-1 4.00%, due 10/1/49 (a)	7,500,000	8,881,350
Black Belt Energy Gas District, Revenue Bonds Series A 4.00%, due 8/1/47 (a)	200,000	209,940
City of Birmingham AL, Unlimited General Obligation, Series A	150,000	164,836
Coosa Valley Water Supply District, Inc., Revenue Bonds
3.00%, due 10/1/22	100,000	104,256
4.00%, due 10/1/24	200,000	225,746
4.00%, due 10/1/25	150,000	174,289
4.00%, due 10/1/26	200,000	237,524
County of Dallas AL, Unlimited General Obligation
Series B, Insured: AGM (zero coupon), due 5/1/22	270,000	266,647
Series A, Insured: AGM (zero coupon), due 5/1/23	410,000	400,521
Series A, Insured: AGM (zero coupon), due 5/1/25	270,000	256,713
Series B, Insured: AGM (zero coupon), due 5/1/24	300,000	289,788
Homewood Educational Building Authority, Samford University Project, Revenue Bonds Series A, Insured: AGM 5.00%, due 12/1/41	4,285,000	4,664,737
Industrial Development Board of the City of Mobile Alabama, Alabama Power Company, Revenue Bonds 1.00%, due 6/1/34 (a)	5,500,000	5,644,650
Lower Alabama Gas District, Gas Project No. 2, Revenue Bonds
4.00%, due 12/1/21	200,000	206,116
4.00%, due 12/1/22	350,000	372,991
4.00%, due 12/1/23	750,000	825,307
Lower Alabama Gas District, Revenue Bonds 4.00%, due 12/1/50 (a)	10,000,000	11,593,700
Phenix City Water & Sewer Revenue, Revenue Bonds Series A, Insured: BAM 3.00%, due 8/15/22	500,000	515,980
Prichard Water Works & Sewer Board, Revenue Bonds
3.00%, due 11/1/21	270,000	274,047
5.00%, due 11/1/22	415,000	443,125
Southeast Alabama Gas Supply District, Project No. 2, Revenue Bonds
Series A 4.00%, due 6/1/22	315,000	330,180
Series A 4.00%, due 6/1/23	255,000	276,364
Southeast Alabama Gas Supply District, Project No.1, Revenue Bonds Series A 5.00%, due 4/1/24	1,500,000	1,716,375
Troy University Facilities, Revenue Bonds Series A, Insured: BAM 4.00%, due 11/1/21	2,000,000	2,055,340
University of West Alabama, Revenue Bonds
Insured: AGM 4.00%, due 1/1/22	150,000	153,679
Insured: AGM 4.00%, due 1/1/23	125,000	133,174
Insured: AGM 4.00%, due 1/1/24	100,000	109,809
Insured: AGM 4.00%, due 1/1/25	150,000	169,129
Insured: AGM 5.00%, due 1/1/26	180,000	216,628
		42,714,814
Alaska 0.1%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
Series A 5.00%, due 10/1/22	550,000	590,001
Series A 5.00%, due 10/1/23	585,000	654,849
		1,244,850
Arizona 0.2%
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student LLC, Revenue Bonds Series A 5.00%, due 7/1/23	50,000	53,542
Maricopa County Elementary School District No. 8, Limited General Obligation Insured: BAM 5.00%, due 7/1/21	470,000	479,569
Maricopa County Industrial Development Authority, Paradise Schools Project, Revenue Bonds Insured: School District Credit Program 4.00%, due 7/1/22	150,000	157,584
Maricopa County Unified School District No. 90, Saddle Mountain, Unlimited General Obligation Insured: AGM 5.00%, due 7/1/22	400,000	426,504
Northern Arizona University, Stimulus Plan for Economic & Educational Development, Revenue Bonds Insured: AGM 5.00%, due 8/1/23	1,000,000	1,107,860
Salt River Project Agricultural Improvement & Power District , Revenue Bonds Series A 5.00%, due 12/1/22	110,000	114,436
Sedona Wastewater Municipal Property Corp., Revenue Bonds Insured: NATL-RE (zero coupon), due 7/1/24	500,000	483,675
		2,823,170
Arkansas 0.2%
Alma School District No. 30, Limited General Obligation
Series A, Insured: State Aid Witholding 5.00%, due 8/1/23	450,000	503,667
Series A, Insured: State Aid Witholding 5.00%, due 8/1/25	500,000	605,415
Arkansas Development Finance Authority, Revenue Bonds Series C 5.00%, due 6/1/21	325,000	330,285
City of Fort Smith AR, Sales & Use Tax, Revenue Bonds 4.00%, due 5/1/22	835,000	870,220
City of Fort Smith AR, Water & Sewer, Revenue Bonds Insured: BAM 2.00%, due 10/1/22	300,000	307,092
City of Little Rock AR, Water Reclamation System, Revenue Bonds 4.00%, due 8/1/42	225,000	238,124
County of St Francis AR, Revenue Bonds Insured: BAM 4.00%, due 8/1/24	915,000	1,022,247
Little Rock School District, Limited General Obligation Insured: State Aid Witholding 3.00%, due 2/1/21	550,000	550,000
Pea Ridge School District No 109, limited General Obligation Series A, Insured: State Aid Witholding 2.25%, due 2/1/23	100,000	100,000
		4,527,050
California 7.4%
ABC Unified School District, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 8/1/25	1,315,000	1,276,076
Alameda Unified School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/26	330,000	316,460
Alta Loma School District, Capital Appreciation, Election of 1999, Unlimited General Obligation Series B, Insured: NATL-RE (zero coupon), due 8/1/25	200,000	194,080
Alta Loma School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/21	1,750,000	1,748,442
Anaheim Public Financing Authority, Capital Appreciation, Public Improvements Project, Revenue Bonds Series C, Insured: AGM (zero coupon), due 9/1/21	300,000	299,235
Antelope Valley Union High School District, Capital Appreciation, Election of 2002, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 8/1/25	300,000	290,598
California County Tobacco Securitization Agency, Revenue Bonds
Series A 3.00%, due 6/1/21	750,000	757,035
Series A 4.00%, due 6/1/22	350,000	367,763
Series A 5.00%, due 6/1/24	450,000	520,988
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 10/1/22	3,000,000	2,980,020
California Health Facilities Financing Authority California, Revenue Bonds Series B 5.00%, due 11/1/29 (a)	3,485,000	3,779,169
California Health Facilities Financing Authority, Los Angeles Biomedical Research Institute, Revenue Bonds
4.00%, due 9/1/21	275,000	279,150
4.00%, due 9/1/22	300,000	312,147
4.00%, due 9/1/23	310,000	332,388
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds Series A 0.45%, due 1/1/50 (a)(b)(c)	10,000,000	10,002,900
California Municipal Finance Authority, California Lutheran University, Revenue Bonds 5.00%, due 10/1/21	250,000	255,955
California Municipal Finance Authority, CHF Davis I LLC, Revenue Bonds 5.00%, due 5/15/24	1,200,000	1,353,528
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (b)
5.00%, due 12/31/23	1,300,000	1,465,412
5.00%, due 6/30/25	685,000	812,499
California Municipal Finance Authority, Paradise Valley Estates Project, Revenue Bonds Series B-2, Insured: California Mortgage Insurance 2.00%, due 7/1/24	500,000	500,365
California Municipal Finance Authority, Waste Management, Revenue Bonds 0.70%, due 12/1/44 (a)(b)	6,500,000	6,597,240
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds 5.00%, due 5/15/23	1,520,000	1,658,502
California School Finance Authority, Revenue Bonds (c)
Series A 5.00%, due 7/1/24	100,000	115,416
Series A 5.00%, due 7/1/25	105,000	125,466
California State Educational Facilities Authority, Art Center College of Design, Revenue Bonds
Series A 5.00%, due 12/1/21	290,000	299,248
Series A 5.00%, due 12/1/22	200,000	213,868
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds 5.00%, due 1/1/22	500,000	518,800
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds 2.625%, due 11/1/33 (a)	1,265,000	1,351,728
Central Coast Water Authority, Revenue Bonds 5.00%, due 10/1/21	100,000	103,210
Chino Valley Unified School District, Limited General Obligation Series B 5.00%, due 8/1/21	125,000	128,070
Chula Vista Elementary School District, Revenue Bonds (zero coupon), due 8/1/23	5,670,000	5,639,042
City of Fresno CA, Airport, Revenue Bonds Series B 5.00%, due 7/1/23 (b)	690,000	756,923
City of Long Beach CA, Marina, Revenue Bonds 5.00%, due 5/15/21	200,000	202,534
City of Montebello CA, Revenue Bonds Insured: AGM 2.173%, due 6/1/23	2,000,000	2,064,020
Clovis Unified School District, Capital Appreciation, Election of 2004, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/24	280,000	274,218
Clovis Unified School District, Election 2012, Unlimited General Obligation Series A (zero coupon), due 8/1/31	220,000	136,484
Coast Community College District, Unlimited General Obligation
(zero coupon), due 8/1/36	200,000	121,350
2.00%, due 12/1/21	4,500,000	4,559,355
County of Sacramento CA, Airport System, Revenue Bonds Series E 5.00%, due 7/1/25	260,000	311,178
El Camino Healthcare District, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/26	380,000	364,606
Fullerton Redevelopment Agency Successor Agency, Tax Allocation Series A, Insured: BAM 4.00%, due 9/1/24	125,000	140,836
Golden West Schools Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 5.80%, due 2/1/23	115,000	127,438
Hayward Unified School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/21	2,010,000	2,058,240
Kern Community College District, Unlimited General Obligation (zero coupon), due 8/1/23	6,000,000	5,927,220
La Mirada Redevelopment Agency Successor Agency, Merged Project Area, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 8/15/25	1,000,000	959,630
Lakeside Union School District/Kern County, Election 2008, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 6/1/43	300,000	84,225
Los Angeles County Schools, Revenue Notes Series A-1 3.00%, due 2/1/21	2,000,000	2,000,000
Los Angeles Department of Airports, Revenue Bonds (b)
Series A 5.00%, due 5/15/21	1,065,000	1,079,644
Series D 5.00%, due 5/15/22	1,000,000	1,061,490
5.00%, due 5/15/22	1,180,000	1,252,558
5.00%, due 5/15/24	500,000	576,060
Los Angeles Unified School District, Unlimited General Obligation Series C 5.00%, due 7/1/23	2,000,000	2,232,740
Madera Unified School District, Capital Appreciation-Election 2002, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/25	250,000	242,383
Manteca Unified School District, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/25	325,000	313,830
Merced Irrigation District Financing Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/22	250,000	270,448
Merced Union High School District, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/41	310,000	131,499
Metropolitan Water District of Southern California, Revenue Bonds Series A 5.00%, due 7/1/21	5,000,000	5,101,800
Mount Diablo Unified School District, Capital Appreciation-Election 2010, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/25 (d)	445,000	490,466
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds Series A 5.00%, due 3/1/24 (b)	250,000	284,563
North Orange County Community College District, Election 2002, Unlimited General Obligation Series B, Insured: NATL-RE (zero coupon), due 8/1/22	200,000	199,286
Oakland Unified School District, Alameda County, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/24	250,000	289,825
Ontario International Airport Authority, Revenue Bonds Insured: AGM 2.634%, due 5/15/23	1,000,000	1,030,820
Oxnard County Water Revenue, Revenue Bonds Insured: BAM 5.00%, due 6/1/21	280,000	284,362
Oxnard Financing Authority, Revenue Bonds 5.00%, due 6/1/21	175,000	177,821
Pacifica School District, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 8/1/25	1,165,000	1,130,516
Palm Springs Airport Passenger Facilities, Palm Springs International Airport, Revenue Bonds (b)
5.00%, due 6/1/22	400,000	422,736
Insured: BAM 5.00%, due 6/1/25	925,000	1,088,114
Insured: BAM 5.00%, due 6/1/28	655,000	762,603
Peninsula Corridor Joint Powers Board, Revenue Bonds
Series A 5.00%, due 10/1/22	550,000	585,733
Series A 5.00%, due 10/1/23	585,000	648,426
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Series A, Insured: AGM 5.00%, due 9/1/24	1,055,000	1,225,699
Port of Oakland, Revenue Bonds (b)
Series P 5.00%, due 5/1/24	625,000	661,944
Series O 5.00%, due 5/1/28	2,350,000	2,377,565
Rialto Redevelopment Agency, Merged Project Area, Tax Allocation Series A, Insured: BAM 4.00%, due 9/1/25	250,000	283,380
Ripon Redevelopment Agency Successor Agency, Tax Allocation Insured: BAM 3.00%, due 11/1/25	110,000	122,848
Riverside County Asset Leasing Corp., Riverside County Hospital Project, Revenue Bonds Insured: NATL-RE (zero coupon), due 6/1/25	1,905,000	1,839,125
Riverside County Public Financing Authority, Tax Allocation Insured: BAM 5.00%, due 10/1/25	500,000	605,285
Riverside Unified School District Financing Authority, Revenue Bonds Series A 5.00%, due 9/1/21	100,000	102,748
Sacramento City Financing Authority, Capital Appreciation, Tax Allocation
Insured: NATL-RE (zero coupon), due 12/1/23	2,000,000	1,976,000
Series A, Insured: NATL-RE (zero coupon), due 12/1/21	4,170,000	4,159,992
Sacramento City Schools Joint Powers Financing Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 3/1/23	515,000	564,492
Sacramento City Unified School District, Election 2012, Unlimited General Obligation Series E 5.00%, due 8/1/23	300,000	330,861
Sacramento Transient Occupancy Tax Revenue, Convention Center Complex, Revenue Bonds
Series C 5.00%, due 6/1/22	275,000	286,809
Series C 5.00%, due 6/1/23	325,000	356,330
Series A 5.00%, due 6/1/26	1,375,000	1,669,030
San Diego County CA, / San Diego County School Districts, Revenue Notes 3.00%, due 2/1/21	2,000,000	2,000,000
San Diego Unified School District, Election 2008, Unlimited General Obligation Series G (zero coupon), due 7/1/34	425,000	241,128
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
5.00%, due 1/1/23 (b)	1,100,000	1,195,051
Series D 5.00%, due 5/1/24	2,645,000	2,676,211
Series D 5.00%, due 5/1/25 (b)	210,000	250,622
San Juan Unified School District, Capital Appreciation, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/23	2,540,000	2,519,223
San Marcos Unified School District, 2010 Election, Unlimited General Obligation Series C (zero coupon), due 8/1/23	370,000	366,241
San Ysidro School District, Capital Appreciation-Election 1997, Unlimited General Obligation
Series D, Insured: NATL-RE (zero coupon), due 8/1/22	300,000	296,439
Series D, Insured: NATL-RE (zero coupon), due 8/1/25	400,000	379,400
San Ysidro School District, Unlimited General Obligation
Insured: AGM 5.00%, due 8/1/22	1,320,000	1,412,202
Series A, Insured: BAM 3.00%, due 8/1/22	800,000	832,000
Sanger Unified School District, Capital Appreciation, Election 2006, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/28	290,000	266,037
Santa Cruz City Elementary School District, Capital Appreciation, Election 1998, Unlimited General Obligation Series C, Insured: AGM (zero coupon), due 2/1/23	100,000	98,933
Santa Monica Community College District, Unlimited General Obligation Series B (zero coupon), due 8/1/35	345,000	207,680
South Bay Union School District / San Diego County, Unlimited General Obligation (zero coupon), due 8/1/22	1,000,000	993,140
Southern California Public Power Authority, Apex Power Project No. 1, Revenue Bonds Series A 5.25%, due 11/1/21	1,410,000	1,462,917
Southwestern Community College District, Capital Appreciation, Election of 2000, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/24	115,000	112,782
State of California, Unlimited General Obligation
0.35%, due 12/1/22	1,990,000	1,997,462
5.00%, due 9/1/21	2,775,000	2,854,393
5.25%, due 9/1/23	1,740,000	1,792,096
Sweetwater Union High School District Public Financing Authority, Revenue Bonds Insured: BAM 5.00%, due 9/1/21	1,000,000	1,027,000
Transbay Joint Powers Authority, Green Bond, Tax Allocation
Series A-T 2.05%, due 10/1/21	1,000,000	1,004,130
Series A-T 2.17%, due 10/1/22	750,000	758,520
Turlock Public Financing Authority, Water Utility, Revenue Bonds 4.00%, due 3/1/27	6,500,000	6,637,800
Ukiah Unified School District, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/21	875,000	873,302
Upper Lake Union High School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/23	255,000	251,843
Vacaville Unified School District, Unlimited General Obligation Series D 4.00%, due 8/1/25	125,000	146,690
Vallejo City Unified School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/21	520,000	532,506
Victor Elementary School District, Capital Appreciation, Unlimited General Obligation Series B, Insured: NATL-RE (zero coupon), due 8/1/27	350,000	328,930
Vista Unified School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/26	325,000	311,834
Yuba City Unified School District, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 3/1/25	1,300,000	1,250,340
		135,979,740
Colorado 1.7%
Arkansas River Power Authority, Revenue Bonds Series B 4.082%, due 10/1/22	1,880,000	1,939,765
City & County of Denver CO Airport System, Revenue Bonds Series A 5.25%, due 11/15/22 (b)	2,815,000	2,920,675
City & County of Denver CO, Airport System, Revenue Bonds (b)
Series B1 5.00%, due 11/15/23	940,000	1,058,393
Series B1 5.00%, due 11/15/24	6,275,000	7,328,196
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University, Revenue Bonds
Series A 4.00%, due 4/1/23	315,000	336,146
Series B 5.00%, due 4/1/22	770,000	806,182
Series B 5.00%, due 4/1/24	500,000	543,980
Colorado School of Mines, Capital Appreciation, Revenue Bonds Insured: NATL-RE (zero coupon), due 12/1/25	100,000	96,591
Copperleaf Metropolitan District No. 2, Limited General Obligation
Insured: BAM 4.00%, due 12/1/23	300,000	330,123
Insured: BAM 4.00%, due 12/1/26	385,000	458,843
Crystal Valley Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM 5.00%, due 12/1/22	100,000	108,650
Series A, Insured: AGM 5.00%, due 12/1/23	140,000	158,417
Series A, Insured: AGM 5.00%, due 12/1/24	175,000	205,506
Series A, Insured: AGM 5.00%, due 12/1/25	250,000	304,438
Series A, Insured: AGM 5.00%, due 12/1/26	225,000	281,743
Dawson Ridge Metropolitan District No. 1, Limited General Obligation
Series A (zero coupon), due 10/1/22	955,000	952,145
Series B (zero coupon), due 10/1/22	3,385,000	3,374,879
Denver City & County Airport Revenue Bonds Series A 5.00%, due 11/15/22 (b)	720,000	776,592
Denver City & County Airport System, Revenue Bonds Series A 5.00%, due 11/15/23	520,000	588,125
Erie Commons Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM 5.00%, due 12/1/21	100,000	103,955
Series A, Insured: AGM 5.00%, due 12/1/23	130,000	147,299
Erie Highlands Metropolitan District No. 1, Limited General Obligation Insured: BAM 3.00%, due 12/1/24	245,000	265,788
Flying Horse Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM 4.00%, due 12/1/21	230,000	236,994
Series A, Insured: AGM 4.00%, due 12/1/24	325,000	367,988
Series A, Insured: AGM 4.00%, due 12/1/25	395,000	460,092
Morgan County Quality Water District, Water Utility, Revenue Bonds Insured: AGM 4.00%, due 12/1/25	100,000	116,792
Poudre Tech Metropolitan District, Unlimited General Obligation
Insured: AGM 3.00%, due 12/1/21	165,000	168,331
Insured: AGM 3.00%, due 12/1/23	400,000	427,168
Insured: AGM 3.00%, due 12/1/24	400,000	435,364
Insured: AGM 3.00%, due 12/1/25	150,000	165,761
Insured: AGM 3.00%, due 12/1/27	170,000	190,543
Regional Transportation District, Denver Transit Partners, Revenue Bonds
3.00%, due 7/15/23	100,000	106,319
5.00%, due 1/15/24	400,000	453,200
5.00%, due 7/15/24	300,000	345,975
5.00%, due 1/15/25	325,000	381,293
5.00%, due 7/15/25	400,000	476,868
Saddle Rock Metropolitan District, Unlimited General Obligation
Insured: BAM 2.25%, due 12/1/25	125,000	135,431
Insured: BAM 3.00%, due 12/1/22	75,000	78,779
Insured: BAM 3.00%, due 12/1/24	175,000	192,498
Sand Creek Metropolitan District, Limited General Obligation
Insured: AGM 2.00%, due 12/1/21	100,000	101,334
Insured: AGM 4.00%, due 12/1/22	125,000	132,914
Insured: AGM 4.00%, due 12/1/24	565,000	637,433
Triview Metropolitan District, Revenue Bonds
Insured: BAM 5.00%, due 12/1/22	210,000	227,762
Insured: BAM 5.00%, due 12/1/24	315,000	369,253
Insured: BAM 5.00%, due 12/1/25	255,000	309,029
Vauxmont Metropolitan District, Limited General Obligation
Insured: AGM 5.00%, due 12/15/21	100,000	103,685
Insured: AGM 5.00%, due 12/15/22	100,000	107,799
Western State Colarado University, Auxiliary Facilities System, Revenue Bonds 5.00%, due 5/15/25	1,060,000	1,246,072
		31,061,108
Connecticut 1.7%
Borough of Naugatuck CT, Certificates of Participation Series A 5.00%, due 6/15/21	100,000	101,722
City of Bridgeport CT, Unlimited General Obligation
Series A 5.00%, due 6/1/23	600,000	657,108
Series A 5.00%, due 6/1/24	865,000	979,811
City of Hartford CT, Unlimited General Obligation
Series C, Insured: AGM, State Guaranteed 5.00%, due 7/15/21	200,000	204,314
Series A, Insured: AGM 5.00%, due 4/1/22	1,000,000	1,055,290
Series A, State Guaranty 5.00%, due 4/1/23	490,000	540,176
City of New Haven, Unlimited General Obligation
Series C, Insured: AGM 2.307%, due 8/1/22	700,000	715,344
Series A 5.25%, due 8/1/25	155,000	182,557
City of West Haven CT, Unlimited General Obligation
Insured: BAM 3.00%, due 3/15/21	365,000	366,007
Insured: BAM 4.00%, due 3/15/23	250,000	267,268
Insured: BAM 4.00%, due 3/15/24	380,000	417,571
Insured: BAM 4.00%, due 3/15/26	200,000	230,308
City of West Haven CT, Unlimited General Obligation Notes Series B 2.00%, due 9/30/21	4,800,000	4,838,688
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds (b)
Series A 3.00%, due 11/15/25	975,000	1,023,916
5.00%, due 11/15/22	425,000	459,408
Series A 5.00%, due 11/15/23	200,000	224,180
Series A 5.00%, due 11/15/24	765,000	884,661
Series B 5.00%, due 11/15/24	255,000	294,887
5.00%, due 11/15/25	1,000,000	1,190,180
Greater New Haven Water Pollution Control Authority, Revenue Bonds Series B 5.00%, due 8/15/22	250,000	268,395
State of Connecticut Special Tax, Transportation Infrastructure, Revenue Bonds Series A 5.00%, due 10/1/21	370,000	381,977
State of Connecticut, Special Tax, Revenue Bonds
Series A 4.00%, due 5/1/21	500,000	504,730
Series A 5.00%, due 5/1/22	400,000	423,956
Series A 5.00%, due 5/1/23	675,000	746,584
State of Connecticut, Unlimited General Obligation
Series C 4.00%, due 6/15/22	2,210,000	2,326,666
Series C 4.00%, due 6/1/28	1,535,000	1,889,324
Series C 5.00%, due 6/15/21	4,865,000	4,952,667
Series C 5.00%, due 6/15/23	1,500,000	1,667,970
Series D 5.00%, due 11/1/23	105,000	108,753
Series E 5.00%, due 9/15/25	425,000	514,760
Town of Fairfield CT, Unlimited General Obligation 5.00%, due 8/1/25	685,000	734,251
Town of Hamden CT, Unlimited General Obligation Insured: BAM 5.00%, due 8/15/22	300,000	320,154
Town of Wethersfield CT, Unlimited General Obligation 3.00%, due 8/15/21	200,000	203,130
Town of Windham CT, Unlimited General Obligation
Series A, Insured: BAM 4.00%, due 8/15/26	810,000	960,790
Series A, Insured: BAM 4.00%, due 8/15/27	825,000	995,569
University of Connecticut, Revenue Bonds Series A 5.00%, due 4/15/21	425,000	429,131
		32,062,203
Delaware 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc. Project, Revenue Bonds
4.00%, due 9/1/22	340,000	354,039
4.00%, due 9/1/24	370,000	406,604
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Revenue Bonds 5.00%, due 7/1/22	125,000	133,651
		894,294
District of Columbia 0.3%
District of Columbia Income Tax Secured, Revenue Bonds Series A 5.00%, due 12/1/21	420,000	437,191
District of Columbia, Children’s Hospital Obligated Group, Revenue Bonds 5.00%, due 7/15/21	250,000	255,392
District of Columbia, Deed Tax, Revenue Bonds Series B 5.00%, due 6/1/21	230,000	233,662
District of Columbia, Gallery Place Project, Tax Allocation 5.00%, due 6/1/27	1,720,000	1,746,282
District of Columbia, KIPP DC Project, Revenue Bonds 5.00%, due 7/1/22	200,000	209,984
Metropolitan Washington Airports Authority Series A 5.00%, due 10/1/25 (b)	225,000	271,798
Metropolitan Washington Airports Authority, Revenue Bonds (b)
Series A 5.00%, due 10/1/24	200,000	233,322
5.00%, due 10/1/26	930,000	1,157,338
Series A 5.00%, due 10/1/27	1,000,000	1,154,750
Washington Metropolitan Area Transit Authority, Revenue Bonds Series B 5.00%, due 7/1/22	450,000	480,150
		6,179,869
Florida 3.1%
Central Florida Expressway Authority, Revenue Bonds Series A 5.00%, due 7/1/22	380,000	404,563
City of Delray Beach FL, Revenue Bonds 5.00%, due 6/1/24	100,000	115,701
City of Gainesville FL Utilities System Revenue, Revenue Bonds Series A 5.00%, due 10/1/22	150,000	162,086
City of Jacksonville FL, Revenue Bonds
5.00%, due 10/1/21	665,000	686,120
5.00%, due 10/1/27	1,285,000	1,383,996
City of Lake Worth Beach FL, Revenue Bonds Series A, Insured: BAM 5.00%, due 7/1/25	250,000	297,882
City of Orlando FL, Tourist Development Tax, Revenue Bonds Series A; Insured: AGM 5.00%, due 11/1/25	1,095,000	1,314,077
City of Palm Bay FL, Unlimited General Obligation
Insured: AGM 5.00%, due 7/1/24	1,970,000	2,288,490
Insured: AGM 5.00%, due 7/1/25	1,035,000	1,248,541
City of Tampa FL, H. Lee Moffitt Cancer Center Project, Revenue Bonds
Series B 5.00%, due 7/1/23	75,000	83,035
Series B 5.00%, due 7/1/24	300,000	345,033
5.00%, due 7/1/25	425,000	505,580
Cityplace Community Development District, Special Assessment 5.00%, due 5/1/21	2,945,000	2,978,809
Clay County School Board, Certificates of Participation Insured: AGM 5.00%, due 7/1/24	100,000	106,203
County of Broward FL Airport System, Revenue Bonds Series P-2 3.25%, due 10/1/22	1,000,000	1,048,070
County of Broward FL Port Facilities, Revenue Bonds (b)
Series D 5.00%, due 9/1/21	785,000	803,864
Series B, Insured: AGM 5.00%, due 9/1/23	1,100,000	1,126,312
Series D 5.00%, due 9/1/23	1,000,000	1,105,120
County of Broward FL, Port Facilities, Revenue Bonds Series C 5.00%, due 9/1/22	325,000	346,661
County of Miami-Dade FL Aviation, Revenue Bonds Series B 5.00%, due 10/1/25	735,000	794,858
County of Miami-Dade FL, Aviation, Revenue Bonds
Series A 5.00%, due 10/1/23	2,500,000	2,812,000
Series A 5.00%, due 10/1/24	2,500,000	2,922,500
Series A 5.00%, due 10/1/25	250,000	302,770
County of Miami-Dade FL, Capital Asset Acquisition, Revenue Bonds
0.375%, due 4/1/23	5,000,000	4,996,700
Series B 1.885%, due 10/1/21	655,000	662,264
County of Miami-Dade FL, Revenue Bonds Subseries B 4.00%, due 10/1/37	750,000	798,615
County of Miami-Dade FL, Seaport, Unlimited General Obligation Series C 5.00%, due 10/1/23	215,000	221,902
County of Miami-Dade FL, Unlimited General Obligation Subseries B 1.885%, due 10/1/21	845,000	852,453
County of Miami-Dade Florida Water & Sewer System, Revenue Bonds Series A 5.00%, due 10/1/30	835,000	1,003,962
County of Osceola FL, Transportation Revenue Bonds
Series A-1 5.00%, due 10/1/21	250,000	256,377
Series A-1 5.00%, due 10/1/22	250,000	268,377
County of St. Lucie FL, Sales Tax, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/25	100,000	111,912
County of St. Lucie School Board, Certificate of Participation Insured: AGM 3.00%, due 8/15/26	650,000	734,123
County of St. Lucie School Board, Revenue Bonds Insured: AGM 5.00%, due 10/1/23	130,000	145,743
Daytona Beach Capital Improvement, Revenue Bonds Series A, Insured: AGM 4.00%, due 2/1/23	500,000	500,000
Flagler County School District, Certificate of Participation Series A, Insured: AGM 5.00%, due 8/1/22	200,000	213,782
Florida Municipal Loan Council, Revenue Bonds Series D, Insured: AGM 4.00%, due 10/1/21	500,000	512,325
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A 5.00%, due 10/1/21	1,000,000	1,030,600
Series A 5.00%, due 10/1/22	6,270,000	6,747,774
Subseries A 5.00%, due 10/1/23	500,000	559,845
Subseries A 5.00%, due 10/1/25	805,000	967,892
Herons Glen Recreation District, Special Assessment
Insured: BAM 2.50%, due 5/1/22	225,000	230,189
Insured: BAM 2.50%, due 5/1/23	230,000	238,933
Insured: BAM 2.50%, due 5/1/24	150,000	157,667
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
5.00%, due 8/1/25	260,000	305,131
5.00%, due 8/1/26	315,000	379,172
Hillsborough County School Board, Revenue Bonds Insured: AGM 5.00%, due 10/1/22	2,375,000	2,560,939
Lakewood Ranch Stewardship District, Special Assessment
Series A-1, Insured: AGM 0.941%, due 5/1/21	1,075,000	1,075,129
Series A-1, Insured: AGM 1.041%, due 5/1/22	1,085,000	1,086,703
Series A-1, Insured: AGM 1.164%, due 5/1/23	545,000	546,624
Lee County Tourist Development, Revenue Bonds Series A 3.00%, due 10/1/21	1,030,000	1,049,961
Miami-Dade County Educational Facilities Authority, Revenue Bonds
Series B 5.00%, due 7/1/25	225,000	258,280
Series B, Insured: AMBAC 5.25%, due 4/1/24	1,100,000	1,259,071
Miami-Dade County Educational Facilities Authority, University of Miami, Revenue Bonds Series B, Insured: AMBAC 5.25%, due 4/1/22	150,000	157,914
Mid-Bay Bridge Authority, Revenue Bonds Series A 5.00%, due 10/1/21	1,000,000	1,028,150
Orange County Convention Center, Revenue Bonds
5.00%, due 10/1/21	1,985,000	2,043,716
5.00%, due 10/1/22	355,000	381,128
Santa Rosa County School Board, Certificates of Participation 5.00%, due 2/1/21	100,000	100,000
State of Florida, Unlimited General Obligation Series D 5.00%, due 6/1/23	200,000	203,264
Volusia County School Board, Certificate of Participation 5.00%, due 8/1/21	365,000	373,778
		57,202,666
Georgia 2.5%
Brookhaven Development Authority, Children’s Healthcare of Atlanta, Revenue Bonds Series A 5.00%, due 7/1/22	700,000	748,244
Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds (a)
1.65%, due 11/1/48	1,075,000	1,080,310
1.70%, due 12/1/49	5,000,000	5,193,250
City of Atlanta GA, Airport Passenger Facility Charge, Revenue Bonds Series F 5.00%, due 7/1/22	500,000	533,795
City of Atlanta GA, Department of Aviation, Revenue Bonds Series B 5.00%, due 7/1/22 (b)	500,000	532,615
Cobb County Kennestone Hospital Authority, Wellstar Health Systems, Revenue Bonds 5.25%, due 4/1/41	3,000,000	3,024,810
County of Paulding GA Water & Sewerage Revenue, Revenue Bonds 5.00%, due 12/1/22	100,000	108,843
Dalton GA, Board of Water Light & Sinking Fund Commissioners, Revenue Bonds
5.00%, due 3/1/22	400,000	419,728
5.00%, due 3/1/23	500,000	547,830
5.00%, due 3/1/24	400,000	455,964
5.00%, due 3/1/25	500,000	591,060
Development Authority of Burke County, Revenue Bonds, Fifth Series Fifth Series 2.05%, due 10/1/32 (a)	1,000,000	1,013,600
Georgia Municipal Electric Authority, Project 1, Revenue Bonds Series C 5.00%, due 1/1/22	1,155,000	1,204,723
Georgia State Road & Tollway Authority, Revenue Bonds Series B 5.00%, due 6/1/21	250,000	254,055
Main Street Natural Gas, Inc., Revenue Bonds
Series A 5.00%, due 5/15/22	550,000	583,044
Series A 5.00%, due 5/15/23	1,110,000	1,225,951
Series A 5.50%, due 9/15/21	265,000	273,520
Series B 4.00%, due 8/1/49 (a)	1,125,000	1,274,130
Series C 4.00%, due 3/1/50 (a)	6,260,000	7,369,585
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
5.00%, due 1/1/23	350,000	379,750
5.00%, due 1/1/24	445,000	502,730
5.00%, due 1/1/25	450,000	528,741
Municipal Electric Authority of Georgia, Revenue Bonds
5.00%, due 1/1/22	3,000,000	3,129,150
5.00%, due 1/1/23	4,550,000	4,953,221
5.00%, due 1/1/24	2,500,000	2,832,100
5.00%, due 1/1/25	1,000,000	1,174,980
State of Georgia, Unlimited General Obligation
Series B 1.25%, due 8/1/21	5,000,000	5,028,950
Series H 5.00%, due 12/1/22	550,000	599,274
Series F 5.00%, due 1/1/23	550,000	601,518
		46,165,471
Guam 0.6%
Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series B 3.133%, due 10/1/24	1,940,000	1,939,748
Guam Government Waterworks Authority, Revenue Bonds
Series A 5.00%, due 7/1/24	300,000	340,554
5.25%, due 7/1/22	525,000	557,030
Guam Government Waterworks Authority, Water & Wastewater Systems Revenue, Revenue Bonds
Series A 5.00%, due 7/1/21	385,000	391,533
5.00%, due 7/1/24	400,000	454,072
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM 5.00%, due 10/1/23	200,000	215,300
Series A, Insured: AGM 5.00%, due 10/1/25	950,000	1,022,818
Port Authority of Guam, Revenue Bonds
Series C 3.783%, due 7/1/21	500,000	503,295
Series B 5.00%, due 7/1/22 (b)	400,000	419,236
Territory of Guam, Revenue Bonds Series A 5.00%, due 12/1/21	5,295,000	5,455,333
		11,298,919
Hawaii 0.1%
State of Hawaii Airports System Revenue, Certificate of Participation (b)
5.25%, due 8/1/24	250,000	276,865
5.25%, due 8/1/25	1,300,000	1,437,657
State of Hawaii, Harbor System, Revenue Bonds (b)
Series A 5.00%, due 7/1/24	300,000	344,595
Series A 5.00%, due 7/1/25	450,000	534,456
		2,593,573
Idaho 0.1%
Idaho Health Facilities Authority, Ada County Coroner Project, Revenue Bonds
5.00%, due 9/1/23	170,000	190,330
5.00%, due 9/1/24	265,000	308,081
5.00%, due 9/1/25	285,000	342,981
Idaho Health Facilities Authority, St. Luke’s Health System Project, Revenue Bonds Series A 5.00%, due 3/1/22	585,000	613,396
		1,454,788
Illinois 9.7%
Carol Stream Park District, Limited General Obligation
Series C, Insured: BAM 4.00%, due 11/1/24	215,000	241,909
Series C, Insured: BAM 4.00%, due 11/1/25	450,000	520,200
Series C, Insured: BAM 4.00%, due 11/1/26	550,000	648,554
Chicago Board of Education, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE (zero coupon), due 12/1/25	1,500,000	1,413,105
Series B-1, Insured: NATL-RE (zero coupon), due 12/1/23	500,000	485,845
Chicago Board of Education, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 12/1/23	4,650,000	5,223,763
Chicago Midway International Airport, Revenue Bonds (b)
Series A 5.00%, due 1/1/24	6,485,000	7,268,064
Series A 5.00%, due 1/1/27	1,040,000	1,162,710
Chicago O’Hare International Airport, Revenue Bonds
Series D 5.00%, due 1/1/22 (b)	930,000	970,213
Series B 5.00%, due 1/1/24 (b)	2,000,000	2,085,340
Series D 5.00%, due 1/1/24 (b)	150,000	169,506
Series D 5.00%, due 1/1/24	850,000	928,650
Series E 5.00%, due 1/1/24	200,000	226,944
5.00%, due 1/1/25 (b)	835,000	869,293
Chicago Park District, Limited General Obligation Series C 5.00%, due 1/1/23	500,000	535,540
Chicago Park District, Unlimited General Obligation
Series E 5.00%, due 11/15/21	800,000	823,248
Series F-2 5.00%, due 1/1/25	400,000	461,068
Series F-2 5.00%, due 1/1/26	550,000	652,564
Chicago Transit Authority, 5337 State of Good Repair Grant, Revenue Bonds 5.00%, due 6/1/22	1,670,000	1,769,749
Chicago Transit Authority, Revenue Bonds 5.00%, due 12/1/21	5,000,000	5,203,750
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds
5.25%, due 12/1/23	940,000	980,260
5.25%, due 12/1/24	610,000	636,126
City of Berwyn IL, Unlimited General Obligation
Series A 5.00%, due 12/1/24	820,000	911,848
Series A 5.00%, due 12/1/25	465,000	528,087
Series A 5.00%, due 12/1/26	705,000	814,028
City of Canton IL, Alternate Revenue Source, Unlimited General Obligation
Series A, Insured: BAM 3.00%, due 12/1/21	525,000	534,277
Series A, Insured: BAM 3.00%, due 12/1/22	635,000	658,330
Series A, Insured: BAM 3.00%, due 12/1/23	550,000	580,189
City of Chicago IL Waterworks, 2nd Lien Project, Revenue Bonds
5.00%, due 1/1/22	250,000	260,055
5.00%, due 11/1/26	460,000	530,748
City of Chicago IL Waterworks, Second Lien Project, Revenue Bonds 5.00%, due 11/1/25	155,000	179,439
City of Chicago IL, Unlimited General Obligation
Series C 4.00%, due 1/1/24	240,000	246,600
Series A 5.00%, due 1/1/22	790,000	819,483
Series C 5.00%, due 1/1/23	3,885,000	4,185,000
Series C 5.00%, due 1/1/24	3,720,000	4,118,359
Series 2002B 5.00%, due 1/1/24	150,000	166,664
Series A 5.00%, due 1/1/26	405,000	448,594
Series 2002B 5.00%, due 1/1/26	170,000	194,415
Series 2002B 5.25%, due 1/1/28	150,000	171,488
Series 2003B 5.25%, due 1/1/28	925,000	1,057,506
City of Chicago IL, Wastewater Transmission, Revenue Bonds 5.00%, due 1/1/26	1,130,000	1,172,590
City of Chicago IL, Wastewater Transmission, Second Lien, Revenue Bonds 5.00%, due 1/1/24	150,000	168,252
City of Chicago IL, Waterworks Second Lien, Revenue Bonds
Series 2017-2 5.00%, due 11/1/21	120,000	124,123
5.00%, due 11/1/22	500,000	537,265
5.00%, due 11/1/24	250,000	270,020
City of Chicago IL, Waterworks, Revenue Bonds Insured: BAM 5.00%, due 11/1/25	135,000	157,213
City of Kankakee IL, Unlimited General Obligation
Series A, Insured: BAM 4.00%, due 1/1/24	750,000	816,510
Series A, Insured: BAM 4.00%, due 1/1/25	800,000	887,608
City of Monmouth IL, Unlimited General Obligation
Series A, Insured: BAM 4.00%, due 12/1/22	350,000	370,639
Series A, Insured: BAM 4.00%, due 12/1/23	365,000	397,868
Series A, Insured: BAM 4.00%, due 12/1/24	380,000	424,578
City of Mount Vernon IL, Unlimited General Obligation
Insured: BAM 4.00%, due 12/15/21	900,000	928,251
Insured: BAM 4.00%, due 12/15/22	1,150,000	1,224,129
Insured: BAM 4.00%, due 12/15/23	2,305,000	2,527,755
Insured: BAM 4.00%, due 12/15/24	2,400,000	2,703,768
Insured: BAM 4.00%, due 12/15/25	2,490,000	2,873,584
City of Peoria IL, Unlimited General Obligation Insured: AGM 5.00%, due 1/1/28	125,000	155,168
City of Rock Island IL, Unlimited General Obligation
Insured: BAM 4.00%, due 12/1/22	220,000	234,806
Insured: BAM 4.00%, due 12/1/23	155,000	169,965
Insured: BAM 4.00%, due 12/1/24	175,000	197,293
Insured: BAM 4.00%, due 12/1/25	175,000	201,938
City of Rockford IL, Unlimited General Obligation
Insured: BAM 4.00%, due 12/15/21	320,000	329,901
Series A, Insured: AGM 4.00%, due 12/15/21	130,000	134,022
Series A, Insured: AGM 4.00%, due 12/15/22	135,000	143,232
Insured: BAM 4.00%, due 12/15/22	250,000	264,670
Insured: BAM 4.00%, due 12/15/23	560,000	614,622
Series A, Insured: AGM 4.00%, due 12/15/23	140,000	153,656
Series A, Insured: AGM 4.00%, due 12/15/24	290,000	327,654
Insured: BAM 4.00%, due 12/15/24	285,000	322,004
City of Springfield IL Electric Revenue, Second Lien Project, Revenue Bonds 5.00%, due 3/1/25	1,055,000	1,244,330
City of Waukegan IL, Water & Sewer System, Revenue Bonds
Insured: AGM 4.00%, due 12/30/21	100,000	103,149
Insured: AGM 4.00%, due 12/30/23	100,000	109,709
Insured: AGM 4.00%, due 12/30/24	110,000	123,973
Insured: AGM 4.00%, due 12/30/25	150,000	172,979
Cook County Community Unit School District No. 401 Elmwood Park, UnLimited General Obligation 3.00%, due 12/1/22	500,000	524,060
Cook County High School District No. 205 Thornton Township, Limited General Obligation Series C, Insured: BAM 5.00%, due 12/1/25	2,800,000	3,343,004
Cook County School District No 88 Bellwood, Limited General Obligation
Series A, Insured: BAM 4.00%, due 12/1/23	425,000	466,429
Series A, Insured: BAM 4.00%, due 12/1/24	325,000	366,216
Cook County School District No. 122 Ridgeland, Unlimited General Obligation Series A 3.00%, due 12/1/22	950,000	993,044
Cook County School District No. 94, Komarek School District, Unlimited General Obligation
Insured: BAM 5.00%, due 12/1/21	180,000	186,473
Insured: BAM 5.00%, due 12/1/22	340,000	366,088
Insured: BAM 5.00%, due 12/1/23	555,000	620,484
Insured: BAM 5.00%, due 12/1/24	370,000	427,613
Insured: BAM 5.00%, due 12/1/25	390,000	464,615
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation
Insured: BAM 4.00%, due 12/1/23	760,000	827,990
Insured: BAM 5.00%, due 12/1/24	570,000	663,446
County of Cook IL, Unlimited General Obligation
Series G 5.00%, due 11/15/25	1,665,000	1,668,163
Series A 5.25%, due 11/15/25	200,000	207,624
Crawford Hospital District, Unlimited General Obligation
Insured: AGM 4.00%, due 1/1/22	100,000	103,028
Insured: AGM 4.00%, due 1/1/23	265,000	280,656
Insured: AGM 4.00%, due 1/1/24	280,000	304,072
Insured: AGM 4.00%, due 1/1/25	285,000	316,441
Insured: AGM 4.00%, due 1/1/26	300,000	341,940
Insured: AGM 4.00%, due 1/1/27	315,000	364,565
Darien-Woodridge Fire Protection District, Unlimited General Obligation
Insured: BAM 3.00%, due 12/30/22	75,000	78,430
Insured: BAM 3.00%, due 12/30/23	100,000	106,679
Insured: BAM 3.00%, due 12/30/25	100,000	110,007
Insured: BAM 3.00%, due 12/30/27	100,000	111,876
Illinois Development Finance Authority, Revenue Bonds Series B (zero coupon), due 7/15/25	760,000	743,288
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Revenue Bonds 5.00%, due 8/15/23	250,000	278,113
Illinois Finance Authority, Chicago International School Project, Revenue Bonds 4.00%, due 12/1/21	425,000	431,498
Illinois Finance Authority, Illinois Wesleyan University, Revenue Bonds
4.00%, due 9/1/21	265,000	268,999
5.00%, due 9/1/22	560,000	591,399
Illinois Finance Authority, OSF Healthcare System, Revenue Bonds Series B-1 5.00%, due 5/15/50 (a)	4,250,000	4,864,932
Illinois Finance Authority, Revenue Bonds Series A 5.00%, due 5/15/23	400,000	439,472
Illinois Finance Authority, University of Chicago Medical Center, Revenue Bonds Series C 5.50%, due 8/15/41	550,000	551,050
Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.00%, due 6/15/25	115,000	130,763
Illinois State Toll Highway Authority, Revenue Bonds Series A 5.00%, due 12/1/22	3,010,000	3,275,030
Illinois State University, Auxiliary Facilities System, Revenue Bonds
Series A, Insured: AGM 5.00%, due 4/1/21	505,000	508,520
Series B, Insured: AGM 5.00%, due 4/1/21	250,000	251,743
Series A, Insured: AGM 5.00%, due 4/1/22	425,000	445,940
Series B, Insured: AGM 5.00%, due 4/1/22	645,000	676,779
Joliet Park District, Limited General Obligation Insured: BAM 4.00%, due 2/1/21	830,000	830,000
Kane County School District No. 131 Aurora East Side, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/22	580,000	615,624
Kankakee County School District No. 111, Limited General Obligation
Insured: BAM 4.00%, due 1/1/22	255,000	263,270
Insured: BAM 4.00%, due 1/1/24	370,000	402,812
Insured: BAM 4.00%, due 1/1/25	390,000	434,772
Kendall Kane & Will Counties Community Unit School District No. 308, Unlimited General Obligation 5.25%, due 2/1/27	1,000,000	1,025,540
Knox & Warren Counties Community Unit School District No. 205 Galesburg, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 1/1/24	590,000	646,433
Series A, Insured: BAM 4.00%, due 12/1/24	665,000	747,560
Series B, Insured: BAM 4.00%, due 1/1/25	625,000	701,612
Series A, Insured: BAM 4.00%, due 12/1/25	685,000	787,277
Series B, Insured: BAM 4.00%, due 1/1/26	640,000	736,429
Series A, Insured: BAM 4.00%, due 12/1/26	680,000	796,817
La Salle County School District No. 141, Unlimited General Obligation
Insured: MAC 4.00%, due 12/1/21	585,000	602,293
Insured: MAC 4.00%, due 12/1/22	370,000	391,260
Lake County Community Consolidated School District No. 3 Beach Park, Unlimited General Obligation
Insured: AGM 4.00%, due 2/1/24	405,000	446,723
Insured: AGM 4.00%, due 2/1/25	450,000	511,024
Macon County School District No. 61, Unlimited General Obligation
Insured: AGM 4.00%, due 1/1/24	750,000	820,597
Insured: AGM 4.00%, due 12/1/24	100,000	112,313
Insured: AGM 4.00%, due 12/1/27	1,020,000	1,211,801
Madison Macoupin Etc Counties Illinois Community College District No. 536, Lewis & Clark Community College, Unlimited General Obligation
5.00%, due 11/1/22	420,000	452,147
Series A 5.00%, due 11/1/21	70,000	72,367
Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds
Insured: NATL-RE (zero coupon), due 6/15/21	410,000	409,533
Insured: NATL-RE (zero coupon), due 12/15/23	175,000	169,346
Metropolitan Water Reclamation District of Greater Chicago, Limited General Obligation
Series B 5.00%, due 12/1/23	4,200,000	4,363,254
Series C 5.00%, due 12/1/26	500,000	589,670
Series B 5.00%, due 12/1/30	1,250,000	1,298,162
Montgomery & Macoupin Counties Community Unit School District No. 12 Litchfield, Unlimited General Obligation
Series C, Insured: BAM 4.00%, due 10/1/22	295,000	312,594
Series C, Insured: BAM 4.00%, due 10/1/25	355,000	407,529
Series C, Insured: BAM 4.00%, due 10/1/26	380,000	445,284
Series C, Insured: BAM 4.00%, due 10/1/27	405,000	481,513
Series C, Insured: BAM 4.00%, due 10/1/28	430,000	517,888
Northern Illinois University, Revenue Bonds
Series B, Insured: BAM 5.00%, due 4/1/21	260,000	261,703
Series B, Insured: BAM 5.00%, due 4/1/23	240,000	261,137
Series B, Insured: BAM 5.00%, due 4/1/25	850,000	991,372
Series B, Insured: BAM 5.00%, due 4/1/27	1,000,000	1,229,710
Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/24	1,000,000	1,125,560
Railsplitter Tobacco Settlement Authority, Revenue Bonds 5.00%, due 6/1/25	1,000,000	1,186,190
Regional Transportation Authority, Revenue Bonds
Series A 5.00%, due 6/1/21	125,000	127,003
Series A, Insured: NATL-RE 5.50%, due 7/1/22	335,000	359,706
Insured: AGM 5.75%, due 6/1/21	200,000	203,700
Insured: AGM 6.25%, due 7/1/22	360,000	390,359
Rock Island County Metropolitan Airport Authority, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/22	1,185,000	1,255,993
Insured: AGM 4.00%, due 12/1/23	1,170,000	1,278,810
Insured: AGM 4.00%, due 12/1/24	1,275,000	1,431,748
Insured: AGM 4.00%, due 12/1/25	1,325,000	1,524,200
Rock Island County School District No. 41 Rock Island, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/23	385,000	421,717
Round Lake IL, Lakewood Grove Special Service Area No. 3 & 4, Special Tax Insured: BAM 2.65%, due 3/1/21	499,000	499,624
Sales Tax Securitization Corp., Revenue Bonds Series C 5.00%, due 1/1/22	1,250,000	1,287,350
Saline County Community Unit School District No. 3 Harrisburg, Unlimited General Obligation Series B, Insured: BAM 3.00%, due 12/1/26	765,000	855,454
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM 4.00%, due 6/1/22	1,000,000	1,040,900
Series C, Insured: AGM 4.00%, due 6/1/23	1,000,000	1,082,070
Series C, Insured: AGM 4.00%, due 6/1/24	1,000,000	1,116,090
Series C, Insured: AGM 4.00%, due 6/1/25	875,000	1,005,454
Series C, Insured: AGM 5.00%, due 6/1/26	910,000	1,121,138
Series C, Insured: AGM 5.00%, due 6/1/27	955,000	1,209,555
Sauk Village, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 12/1/21	750,000	773,445
Series C, Insured: BAM 4.00%, due 12/1/21	130,000	134,064
Series C, Insured: BAM 4.00%, due 12/1/22	100,000	105,727
Series C, Insured: BAM 4.00%, due 12/1/23	1,030,000	1,117,612
South Sangamon Water Commission, Alternate Revenue Source, Unlimited General Obligation
Insured: AGM 4.00%, due 1/1/22	300,000	308,304
Insured: AGM 4.00%, due 1/1/23	165,000	174,101
Insured: AGM 4.00%, due 1/1/24	350,000	378,721
Insured: AGM 4.00%, due 1/1/25	250,000	276,568
Southwestern Illinois Development Authority, Flood Prevention District Council Project, Revenue Bonds
4.00%, due 4/15/21	450,000	453,438
4.00%, due 4/15/22	500,000	522,255
St. Clair County High School District No. 201 Belleville, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 2/1/22	1,180,000	1,223,566
State of Illinois, Revenue Bonds 4.00%, due 6/15/21	2,500,000	2,526,075
State of Illinois, Sales Tax, Revenue Bonds
5.00%, due 6/15/22	900,000	947,061
Series C 5.00%, due 6/15/22	95,000	99,968
State of Illinois, Unlimited General Obligation
Insured: BAM 0.40%, due 11/1/23	245,000	244,966
4.00%, due 9/1/22	480,000	504,216
Insured: BAM 4.00%, due 11/1/25	100,000	115,570
Insured: BAM 4.00%, due 11/1/26	370,000	435,113
Insured: BAM 4.00%, due 11/1/28	350,000	423,822
Insured: BAM 4.00%, due 11/1/29	285,000	348,566
Series A 5.00%, due 5/1/21	350,000	353,857
5.00%, due 8/1/21	3,295,000	3,367,029
Series A 5.00%, due 10/1/21	1,425,000	1,466,368
5.00%, due 7/1/23	400,000	439,080
Series A 5.00%, due 10/1/23	200,000	221,342
Series A 5.00%, due 10/1/24	200,000	227,846
Series D 5.00%, due 11/1/24	4,500,000	5,071,095
Series B 5.15%, due 1/1/24	500,000	531,605
1st Series, Insured: NATL-RE 6.00%, due 11/1/26	4,115,000	5,174,407
University of Illinois, Auxiliary System Facilities, Revenue Bonds Series A, Insured: AMBAC 5.50%, due 4/1/22	175,000	184,739
Village of Brookfield IL, Unlimited General Obligation
Insured: BAM 4.00%, due 3/1/22	250,000	259,583
Insured: BAM 4.00%, due 3/1/23	270,000	289,302
Village of McCook IL, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 12/1/23	230,000	252,138
Village of Stone Park, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 2/1/21	120,000	120,000
Series B, Insured: BAM 4.00%, due 2/1/24	135,000	144,318
Series B, Insured: BAM 4.00%, due 2/1/25	150,000	163,494
Washington County Community Unit School District No. 10, Unlimited General Obligation Insured: BAM 4.00%, due 1/15/22	580,000	600,172
West Chicago Park District, Unlimited General Obligation
Series B, Insured: BAM 3.00%, due 12/1/23	225,000	239,171
Series B, Insured: BAM 3.00%, due 12/1/24	485,000	525,003
Series B, Insured: BAM 3.00%, due 12/1/25	520,000	573,076
Western Illinois University, Revenue Bonds
Insured: BAM 4.00%, due 4/1/22	1,200,000	1,244,532
Insured: BAM 4.00%, due 4/1/24	1,000,000	1,101,200
Insured: BAM 4.00%, due 4/1/26	1,340,000	1,548,075
Insured: BAM 4.00%, due 4/1/27	1,400,000	1,647,604
White Oak Library District, Unlimited General Obligation
5.00%, due 1/1/22	315,000	328,381
5.00%, due 1/1/23	430,000	466,722
Will County Community High School District No. 210 Lincoln-Way, Unlimited General Obligation Insured: AGM (zero coupon), due 1/1/25	685,000	655,408
Will County Community Unit School District No. 365 Valley View, Capital Appreciation, Unlimited General Obligation Insured: AGM (zero coupon), due 11/1/21	125,000	124,609
Woodford LaSalle Livingston Etc. Counties, Community Unit School District No. 6 Fieldcrest, Unlimited General Obligation
Series A, Insured: BAM 4.00%, due 12/1/25	200,000	229,250
Series A, Insured: BAM 4.00%, due 12/1/26	175,000	204,521
Series A, Insured: BAM 4.00%, due 12/1/27	275,000	326,046
		179,032,322
Indiana 1.1%
Brownsburg 1999 School Building Corp., Revenue Bonds Insured: State Intercept 4.00%, due 1/15/22	255,000	264,119
City of Evansville IN, Medical School Project, Tax Allocation Series A; Insured: BAM 5.00%, due 2/1/23	535,000	581,663
City of Goshen IN, Sewage Works, Revenue Bonds
Insured: AGM 3.00%, due 1/1/22	130,000	133,273
Insured: AGM 3.00%, due 7/1/22	150,000	155,796
Insured: AGM 3.00%, due 1/1/23	185,000	194,452
Insured: AGM 3.00%, due 7/1/23	150,000	159,482
Insured: AGM 3.00%, due 1/1/24	460,000	494,486
Insured: AGM 3.00%, due 7/1/24	300,000	325,941
Insured: AGM 4.00%, due 1/1/25	260,000	295,209
Insured: AGM 4.00%, due 7/1/25	230,000	264,698
Hammond Multi-School Building Corp., Revenue Bonds
Insured: State Intercept 4.00%, due 7/15/21	330,000	335,323
Insured: State Intercept 5.00%, due 1/15/22	555,000	579,037
Insured: State Intercept 5.00%, due 7/15/22	1,040,000	1,108,442
Indiana Finance Authority, Indiana University Health Obligated Group, Revenue Bonds Series A 5.00%, due 12/1/22	250,000	271,385
Indiana Finance Authority, Marian University Project, Revenue Bonds
Series B 2.57%, due 9/15/21	450,000	450,157
Series A 5.00%, due 9/15/21	60,000	61,277
Series A 5.00%, due 9/15/22	50,000	52,723
Series A 5.00%, due 9/15/23	75,000	81,854
Indiana Health & Educational Facilities Financing Authority, Ascension Senior Health Credit Group, Revenue Bonds (a)	1,310,000	1,325,857
Indiana Housing & Community Development Authority, Revenue Bonds Series B-2, Insured: GNMA 5.00%, due 7/1/21 (b)	1,345,000	1,370,891
Indiana State Finance Authority, Indianapolis Power & Light Co., Revenue Bonds (a)
0.75%, due 12/1/38	1,500,000	1,507,200
0.95%, due 12/1/38 (b)	2,265,000	2,272,384
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds Insured: State Intercept 5.00%, due 1/15/22	1,250,000	1,305,975
Terre Haute Sanitation District, Revenue Bonds
Series A, Insured: BAM 3.00%, due 1/1/23	320,000	334,218
Series A, Insured: BAM 3.00%, due 7/1/23	390,000	411,649
Series A, Insured: BAM 3.00%, due 1/1/24	350,000	372,456
Series A, Insured: BAM 3.00%, due 7/1/24	385,000	413,536
Series A, Insured: BAM 3.00%, due 1/1/25	400,000	433,656
Series A, Insured: BAM 3.00%, due 7/1/25	390,000	426,839
Series A, Insured: BAM 3.00%, due 1/1/26	275,000	303,790
Series A, Insured: BAM 3.00%, due 7/1/26	280,000	311,254
Town of Speedway IN, Sewage Works, Revenue Bonds Series A, Insured: AGM 3.00%, due 9/1/24	550,000	599,340
Wayne Township Metropolitan School District, Limited General Obligation
Insured: State Intercept 3.00%, due 1/15/22	500,000	511,530
Insured: State Intercept 4.00%, due 7/15/22	1,010,000	1,059,298
Insured: State Intercept 4.00%, due 1/15/23	1,035,000	1,101,540
		19,870,730
Iowa 1.0%
City of Altoona IA, Unlimited General Obligation Series C, Insured: BAM 3.00%, due 6/1/21	235,000	237,110
City of New Hampton Municipal Electric Utility, Revenue Bonds
Insured: BAM 3.00%, due 6/1/22	135,000	139,470
Insured: BAM 3.00%, due 6/1/23	140,000	147,946
Insured: BAM 3.00%, due 6/1/24	140,000	150,907
City of Newton IA, Unlimited General Obligation Series C, Insured: AGM 2.00%, due 6/1/22	520,000	532,782
Clinton Community School District, Unlimited General Obligation
Insured: AGM 5.00%, due 6/1/21	1,180,000	1,198,550
Insured: AGM 5.00%, due 6/1/22	620,000	659,004
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
5.00%, due 10/1/23	515,000	575,765
5.00%, due 10/1/24	550,000	637,060
5.00%, due 10/1/25	570,000	680,700
Iowa State University of Science & Technology, Revenue Bonds Insured: BAM 5.00%, due 7/1/22	1,215,000	1,297,474
Iowa Student Loan Liquidity Corp., Revenue Bonds (b)
Series A 5.00%, due 12/1/21	2,500,000	2,597,825
Series A 5.00%, due 12/1/24	275,000	320,196
Lewis Central Community School District, Revenue Bonds
Insured: BAM 4.00%, due 7/1/24	620,000	696,396
Insured: BAM 4.00%, due 7/1/25	570,000	658,960
Insured: BAM 4.00%, due 7/1/26	675,000	800,084
PEFA, Inc., Revenue Bonds 5.00%, due 9/1/49 (a)	3,000,000	3,679,410
Sioux Center Community School District, Unlimited General Obligation
Insured: AGM 5.00%, due 5/1/21	755,000	763,796
Insured: AGM 5.00%, due 5/1/22	350,000	370,461
Southern Iowa Rural Water Association, Revenue Bonds Insured: AGM 4.00%, due 12/1/23	395,000	433,489
State of Iowa, Revenue Bonds 5.00%, due 6/15/26	130,000	162,371
Waterloo Community School District, Revenue Bonds
Insured: AGM 4.00%, due 7/1/23	125,000	135,586
Insured: AGM 4.00%, due 7/1/24	450,000	502,191
Insured: AGM 4.00%, due 7/1/25	450,000	515,979
Insured: AGM 4.00%, due 7/1/26	100,000	117,421
		18,010,933
Kansas 0.1%
Franklin County Unified School District No. 287 West Franklin, Unlimited General Obligation Insured: AGM 5.00%, due 9/1/23	305,000	341,896
Kansas Development Finance Authority, Revenue Bonds 5.00%, due 6/1/22	340,000	361,580
Washburn University/Topeka KS, Revenue Bonds Insured: BAM 4.00%, due 7/1/23	200,000	216,334
		919,810
Kentucky 1.2%
County of Carroll KY, Kentucky Utilities Co., Revenue Bonds 1.20%, due 2/1/32 (a)(b)	3,000,000	3,005,520
Kentucky Asset Liability Commission, Revenue Bonds 1st Series 5.00%, due 9/1/21	1,180,000	1,213,052
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds Series A 5.00%, due 9/1/22	550,000	586,745
Kentucky Bond Development Corp., Revenue Bonds 5.00%, due 9/1/21	725,000	745,568
Kentucky Economic Development Finance Authority, Revenue Bonds Series A 5.00%, due 7/1/26	3,450,000	4,073,898
Kentucky Public Energy Authority, Revenue Bonds
Series C 4.00%, due 8/1/21	275,000	279,942
Series C 4.00%, due 8/1/22	390,000	410,943
Series C 4.00%, due 8/1/23	390,000	424,453
Series C 4.00%, due 2/1/50 (a)	6,560,000	7,885,645
Louisville & Jefferson County Metropolitan Government, Louisville Gas & Electric Co., Revenue Bonds 1.85%, due 10/1/33 (a)	3,150,000	3,156,174
		21,781,940
Louisiana 2.2%
Calcasieu Parish School District No. 31, Unlimited General Obligation Insured: BAM 5.00%, due 3/1/24	160,000	182,810
Cameron Parish School District No. 15, Unlimited General Obligation
3.00%, due 10/1/21	125,000	126,780
5.00%, due 10/1/24	340,000	386,509
5.00%, due 10/1/25	220,000	256,500
5.00%, due 10/1/26	230,000	273,615
City of New Orleans LA, Sewerage Service, Revenue Bonds 5.00%, due 6/1/22	820,000	868,642
City of Shreveport LA, Water & Sewer, Revenue Bonds Series B, Insured: BAM 5.00%, due 12/1/26	210,000	261,324
Jefferson Sales Tax District, Revenue Bonds Series A, Insured: AGM 5.00%, due 12/1/25	1,295,000	1,563,881
Louisiana Local Government Environmental Facilities & Community Development Authority, City of Crowley Project, Revenue Bonds
Insured: BAM 4.00%, due 10/1/23	515,000	562,447
Insured: BAM 4.00%, due 10/1/24	535,000	601,581
Louisiana Local Government Environmental Facilities & Community Development Authority, Innovative Student Facilities, Inc. Project, Revenue Bonds
Insured: BAM 5.00%, due 10/1/22	290,000	309,790
Insured: BAM 5.00%, due 10/1/23	230,000	255,259
Insured: BAM 5.00%, due 10/1/24	225,000	258,934
Insured: BAM 5.00%, due 10/1/25	250,000	296,782
Louisiana Local Government Environmental Facilities & Community Development Authority, Southeastern Los Angeles University, Revenue Bonds
Insured: AGM 4.00%, due 10/1/24	395,000	445,078
Insured: AGM 4.00%, due 10/1/25	305,000	352,861
Louisiana Public Facilities Authority, Entergy Louisiana, Revenue Bonds Series A 3.375%, due 9/1/28	3,825,000	3,840,491
Louisiana Stadium & Exposition District, Revenue Bonds
Series A 5.00%, due 7/1/21	1,260,000	1,284,205
Series A 5.00%, due 7/1/22	1,000,000	1,065,230
5.00%, due 7/3/23	8,500,000	9,229,725
Parish of Plaquemines LA, Revenue Bonds Insured: BAM 5.00%, due 3/1/24	150,000	170,293
Parish of St. John the Baptist LA, Marathon Oil Corp Project, Revenue Bonds (a)
Series B1 2.125%, due 6/1/37	9,925,000	10,227,812
Series B2 2.375%, due 6/1/37	6,525,000	6,845,116
Rapides Parish Recreation District Ward No. 9, Unlimited General Obligation
Insured: AGM 3.00%, due 3/1/23	120,000	126,049
Insured: AGM 3.00%, due 3/1/24	130,000	139,534
Insured: AGM 3.00%, due 3/1/25	150,000	164,319
Shreveport Water & Sewer Revenue, Junior Lien, Revenue Bonds Series C, Insured: BAM 3.00%, due 12/1/28	275,000	314,380
		40,409,947
Maine 0.2%
Maine Finance Authority, Revenue Bonds (b)
Series 2019A-1, Insured: AGM 5.00%, due 12/1/22	500,000	540,900
Series 2019A-1, Insured: AGM 5.00%, due 12/1/23	545,000	611,757
Series 2019A-1, Insured: AGM 5.00%, due 12/1/24	520,000	602,035
Series 2019A-1, Insured: AGM 5.00%, due 12/1/25	475,000	564,642
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A 5.00%, due 7/1/21	95,000	96,842
Series C, Insured: AGM 5.00%, due 7/1/24	1,045,000	1,205,711
		3,621,887
Maryland 1.1%
County of Baltimore MD, Certificates of Participation 5.00%, due 10/1/22	115,000	124,164
County of Frederick MD, Special Tax
Series A 5.00%, due 7/1/23	1,000,000	1,107,390
Series A 5.00%, due 7/1/24	1,060,000	1,216,785
County of Montgomery MD, Unlimited General Obligation Series B 4.00%, due 11/1/27	3,765,000	4,661,936
Maryland Economic Development Corp. University of Maryland College Park Project, Revenue Bonds Insured: AGM 4.00%, due 6/1/25	300,000	338,124
Maryland Economic Development Corp., Seagirt Marine Terminal Project, Revenue Bonds
3.25%, due 6/1/22	755,000	769,858
3.40%, due 6/1/23	750,000	776,490
Series B 3.60%, due 6/1/23	3,925,000	4,081,450
3.70%, due 6/1/25	1,000,000	1,063,670
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds Series B 2.875%, due 7/1/23	1,750,000	1,819,947
Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Revenue Bonds Series B 5.00%, due 7/1/23	345,000	383,195
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Revenue Bonds
5.00%, due 6/1/28	200,000	250,358
5.00%, due 6/1/30	350,000	449,397
Maryland State Transportation Authority, Baltimore/Washington International Thurgood Marshall Airport, Revenue Bonds 5.00%, due 6/1/22 (b)	660,000	696,155
Maryland State Transportation Authority, Revenue Bonds Insured: AGM 5.00%, due 6/1/23 (b)	1,000,000	1,106,210
St Mary’s College of Maryland, Revenue Bonds Insured: BAM 4.00%, due 9/1/25	250,000	288,693
State of Maryland, Unlimited General Obligation
Series C 5.00%, due 8/1/21	350,000	358,575
Series C 5.00%, due 8/1/22	540,000	579,577
		20,071,974
Massachusetts 1.1%
Bridgewater-Raynham Regional School District/MA, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 2/1/23	730,000	785,188
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation Series C 5.00%, due 7/1/26	500,000	534,605
Commonwealth of Massachusetts, Limited General Obligation Series A, Insured: AMBAC 5.25%, due 8/1/21	285,000	292,339
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL-RE 5.50%, due 1/1/22	1,070,000	1,120,836
Insured: NATL-RE 5.50%, due 1/1/23	2,855,000	3,114,491
Insured: NATL-RE 5.50%, due 1/1/25	6,380,000	7,592,519
Massachusetts Bay Transportation Authority, Revenue Bonds Series A 5.00%, due 7/1/22	360,000	385,023
Massachusetts Development Finance Agency, Care Group Service, Revenue Bonds Series H-1 5.00%, due 7/1/21	100,000	101,955
Massachusetts Development Finance Agency, Northeastern University, Revenue Bonds Series A 5.00%, due 10/1/22	280,000	302,313
Massachusetts Development Finance Agency, South Shore Hospital, Revenue Bonds Series I 5.00%, due 7/1/23	375,000	412,316
Massachusetts Educational Financing Authority, Revenue Bonds (b)
Series K 5.00%, due 7/1/22	500,000	533,000
Series B 5.00%, due 7/1/25	100,000	118,816
Massachusetts State College Building Authority, Capital Appreciation, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 5/1/23	495,000	491,787
Massachusetts State College Building Authority, Revenue Bonds Series D; Insured: State Intercept 5.00%, due 5/1/21	625,000	632,644
Massachusetts State College Building Authority, Unrefunded, Revenue Bonds
Series A 5.00%, due 8/15/24	110,000	118,148
Series A; Insured: State Intercept 5.00%, due 5/1/36	145,000	153,854
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds Series A 5.00%, due 1/1/22	125,000	130,535
Southfield Redevelopment Authority, Revenue Bonds
Series A, Insured: BAM 6.00%, due 8/15/22	400,000	433,944
Series A, Insured: BAM 6.00%, due 8/15/23	400,000	455,152
Series A, Insured: BAM 6.00%, due 8/15/24	455,000	539,976
Series A, Insured: BAM 6.00%, due 8/15/25	455,000	561,324
Town of Douglas MA, Limited General Obligation 4.00%, due 6/1/22	100,000	105,047
University of Massachusetts Building Authority, Revenue Bonds Series 2015-2 5.00%, due 11/1/21	1,900,000	1,969,521
		20,885,333
Michigan 2.6%
Allen Park Public School District, Unlimited General Obligation Insured: Q-SBLF 5.00%, due 5/1/24	630,000	725,628
Allendale Public School District, Unlimited General Obligation Insured: Q-SBLF 5.00%, due 11/1/22	525,000	567,966
Anchor Bay School District, Unlimited General Obligation Insured: Q-SBLF 4.125%, due 5/1/25	50,000	50,498
Caledonia Community Schools, Unlimited General Obligation Insured: Q-SBLF 5.00%, due 5/1/22	570,000	604,656
City of Detroit MI, Sewage Disposal System, Second Lien, Revenue Bonds Series B, Insured: NATL-RE 5.50%, due 7/1/22	1,500,000	1,604,640
City of Manistee MI, Limited General Obligation
Insured: AGM 3.00%, due 10/1/24	200,000	217,648
Insured: AGM 3.00%, due 10/1/25	270,000	299,308
County of Genesee MI, Revenue Bonds
Series A, Insured: BAM 3.00%, due 6/1/22	155,000	159,650
Series A, Insured: BAM 3.00%, due 6/1/23	150,000	158,802
Series A, Insured: BAM 3.00%, due 6/1/24	160,000	172,686
County of Genesee MI, Water Supply System, Limited General Obligation Series B, Insured: BAM 5.00%, due 2/1/23	500,000	545,080
Fitzgerald Public School District, Unlimited General Obligation Insured: BAM 4.00%, due 5/1/24	870,000	963,812
Flint Public Library, Library Building & Site Bond, Unlimited General Obligation Insured: AGM 3.00%, due 5/1/26	1,060,000	1,190,380
Great Lakes Water Authority, Water Supply System, Revenue Bonds Series A 5.00%, due 7/1/21	1,000,000	1,020,020
Michigan Finance Authority, Energy Conservation Local Project, Revenue Bonds
4.00%, due 6/15/22	100,000	104,517
4.00%, due 6/15/23	240,000	257,892
4.00%, due 6/15/24	270,000	297,872
4.00%, due 6/15/25	200,000	225,904
4.00%, due 6/15/26	385,000	446,350
Michigan Finance Authority, Kettering University Project, Revenue Bonds
5.00%, due 9/1/22	175,000	186,520
5.00%, due 9/1/24	200,000	226,026
5.00%, due 9/1/27	550,000	666,077
5.00%, due 9/1/28	500,000	616,400
Michigan Finance Authority, Revenue Bonds
Series A-1 2.326%, due 6/1/30	8,000,000	8,123,120
Series 25-A 5.00%, due 11/1/21 (b)	1,700,000	1,755,930
Series 25-A 5.00%, due 11/1/22 (b)	1,775,000	1,907,504
Series A, Class 1 4.00%, due 6/1/23	1,000,000	1,087,260
Series A, Class 1 5.00%, due 6/1/25	1,000,000	1,200,920
Michigan Finance Authority, Revenue Notes Series A-2, Insured: State Aid Witholding 4.00%, due 8/20/21	12,000,000	12,258,600
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds Series MI-1 5.00%, due 12/1/21	200,000	208,048
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds 5.00%, due 11/1/22	500,000	539,910
Michigan Strategic Fund, Detroit Edison Project, Revenue Bonds Series ET-2 1.45%, due 8/1/29 (a)	2,000,000	2,006,700
Michigan Strategic Fund, Ltd., Revenue Bonds Insured: AMBAC 7.00%, due 5/1/21	1,170,000	1,189,562
Saginaw City School District, Unlimited General Obligation
Insured: Q-SBLF 4.00%, due 5/1/22	310,000	324,068
Insured: Q-SBLF 4.00%, due 5/1/25	1,785,000	2,049,180
South Huron Valley Utility Authority, Revenue Bonds
Insured: BAM 3.00%, due 5/1/22	360,000	370,354
Insured: BAM 3.00%, due 5/1/23	480,000	503,208
Insured: BAM 4.00%, due 5/1/24	500,000	549,670
Insured: BAM 4.00%, due 5/1/25	515,000	579,957
State of Michigan, Revenue Bonds 5.00%, due 3/15/24	475,000	542,906
Wayne County Airport Authority, Revenue Bonds Series C 5.00%, due 12/1/21	500,000	501,940
		47,007,169
Minnesota 0.5%
Becker Independent School District No. 726, Unlimited General Obligation
Series A, Insured: School District Credit Program 5.00%, due 2/1/22	375,000	392,190
Series A, Insured: School District Credit Program 5.00%, due 2/1/23	730,000	796,123
Series A, Insured: School District Credit Program 5.00%, due 2/1/24	560,000	635,393
City of Minneapolis MN, Convention Center, Unlimited General Obligation 0.60%, due 12/1/25	5,000,000	5,007,550
Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds 3.50%, due 1/1/24	270,000	270,664
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds Subseries B 5.00%, due 1/1/23	200,000	217,242
Minnesota Rural Water Finance Authority Inc., Revenue Bonds 0.25%, due 8/1/22	1,250,000	1,250,563
State of Minnesota, Unlimited General Obligation 5.00%, due 8/1/23	795,000	853,281
		9,423,006
Mississippi 0.2%
Mississippi Development Bank, Hinds County School District Project, Revenue Bonds 4.00%, due 3/1/24	330,000	364,901
Mississippi Development Bank, Jackson Mississippi Project, Revenue Bonds Insured: AGM 5.25%, due 3/1/21	1,385,000	1,390,291
Mississippi Development Bank, Municipal Energy Agency of Mississippi, Revenue Bonds
Insured: AGM 5.00%, due 3/1/21	500,000	501,830
Insured: AGM 5.00%, due 3/1/27	300,000	356,481
Mississippi Gaming Tax, Revenue Bonds Series A 5.00%, due 10/15/22	1,000,000	1,074,420
West Rankin Utility Authority, Revenue Bonds Insured: AGM 5.00%, due 1/1/26	435,000	512,782
		4,200,705
Missouri 0.7%
City of St. Louis MO, Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 7/1/23	3,000,000	3,341,370
Kansas City Industrial Development Authority, Downtown Redevelopment District, Revenue Bonds Series A, Insured: City Appropriation 5.00%, due 9/1/21	4,420,000	4,542,257
Kansas City Municipal Assistance Corp., Capital Appreciation, Revenue Bonds Series B-1, Insured: AGC (zero coupon), due 4/15/23	880,000	869,370
Lincoln University, Auxiliary Systems, Revenue Bonds
Insured: AGM 5.00%, due 6/1/22	300,000	317,919
Insured: AGM 5.00%, due 6/1/23	320,000	353,280
Missouri Health & Educational Facilities Authority, A.T. Still University of Health Sciences, Revenue Bonds Series B 2.29%, due 10/1/21	1,000,000	1,006,970
Missouri Highway & Transportation Commission, Federal Reimbursement, Revenue Bonds Series A 5.00%, due 5/1/21	2,610,000	2,620,388
		13,051,554
Montana 0.3%
Gallatin County School District No. 72 Ophir, Unlimited General Obligation
Series A 2.00%, due 7/1/21	340,000	342,445
Series A 2.00%, due 7/1/22	290,000	296,827
Series A 2.00%, due 7/1/23	250,000	259,615
3.00%, due 7/1/21	500,000	505,665
4.00%, due 7/1/22	450,000	473,274
4.00%, due 7/1/23	315,000	342,156
4.00%, due 7/1/25	715,000	824,223
4.00%, due 7/1/26	750,000	886,785
Montana Facilities Finance Authority, Kalispell Regional Medical Center, Revenue Bonds Series A 4.378%, due 7/1/22	915,000	944,024
State of Montana, Unlimited General Obligation
Series C 5.00%, due 8/1/21	275,000	281,724
Series C 5.00%, due 8/1/22	225,000	241,490
Series C 5.00%, due 8/1/24	440,000	514,615
		5,912,843
Nebraska 0.7%
Central Plains Energy, Project No. 4, Revenue Bonds 5.00%, due 3/1/50 (a)	8,920,000	10,034,554
Cheyenne County School District No. 1, Unlimited General Obligation
Series B, Insured: AGM 4.00%, due 12/15/22	585,000	625,774
Series B, Insured: AGM 4.00%, due 12/15/23	650,000	719,290
City of Grand Island NE, Combined Utility System, Revenue Bonds
Series A, Insured: AGM 4.00%, due 8/15/22	500,000	529,125
Series A, Insured: AGM 4.00%, due 8/15/23	400,000	437,468
Series A, Insured: AGM 4.00%, due 8/15/24	400,000	451,280
University of Nebraska Facilities Corp., UNMC Utilities Improvement Project, Revenue Bonds 2.00%, due 2/15/23	200,000	207,394
		13,004,885
Nevada 0.9%
Clark County School District, Limited General Obligation
Series A, Insured: AGM 3.00%, due 6/15/22	750,000	777,652
Series A, Insured: AGM 3.00%, due 6/15/23	650,000	690,345
Series A, Insured: AGM 3.00%, due 6/15/24	650,000	705,510
Series A, Insured: AGM 3.00%, due 6/15/25	800,000	887,232
Series C 5.00%, due 6/15/22	1,520,000	1,617,554
Series C 5.00%, due 6/15/23	2,150,000	2,379,405
Series D 5.00%, due 6/15/27	375,000	405,510
County of Clark Department of Aviation, Junior Lien, Revenue Bonds Series C 5.00%, due 7/1/21 (b)	1,125,000	1,146,094
County of Clark Department of Aviation, Revenue Bonds
5.00%, due 7/1/21	1,040,000	1,060,374
Series A 5.00%, due 7/1/21	3,000,000	3,057,510
County of Washoe, Sierra Pacific Power Co. Project, Revenue Bonds Series D 2.05%, due 3/1/36 (a)(b)	3,000,000	3,057,150
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B 5.00%, due 7/1/23	150,000	162,894
Series B 5.00%, due 7/1/29	290,000	353,667
Las Vegas Valley Water District, Limited General Obligation Series A 5.00%, due 6/1/23	110,000	122,365
Washoe County School District, School Improvement Bonds, Limited General Obligation
Series A 5.00%, due 10/1/22	300,000	324,222
Series A 5.00%, due 10/1/23	535,000	603,603
		17,351,087
New Hampshire 0.0% ‡
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds Series A 5.00%, due 1/1/23 (b)	600,000	652,686
New Jersey 9.5%
Bergen County Improvement Authority, Bergen New Bridge Medical Center, Revenue Bonds Series A 3.00%, due 8/15/22	3,270,000	3,403,906
Borough of Wenonah NJ, Unlimited General Obligation
Insured: BAM 4.00%, due 10/15/23	365,000	399,828
Insured: BAM 4.00%, due 10/15/24	370,000	417,094
Buena Regional School District, Unlimited General Obligation Insured: MAC 5.00%, due 8/1/24	220,000	254,465
Camden County Improvement Authority, Rowan University Project, Revenue Bonds
1.125%, due 7/1/21	1,350,000	1,350,850
Series A, Insured: BAM 5.00%, due 7/1/24	2,000,000	2,300,220
Series A, Insured: BAM 5.00%, due 7/1/25	875,000	1,043,858
Cape May County Industrial Pollution Control Financing Authority, Atlantic City Electric Co., Revenue Bonds Series A, Insured: NATL-RE 6.80%, due 3/1/21	665,000	668,378
Casino Reinvestment Development Authority, Inc., Revenue Bonds Insured: AGM 5.00%, due 11/1/27	500,000	564,585
City of Atlantic City NJ, Tax Appeal, Unlimited General Obligation Series A, Insured: BAM, State Aid Witholding 5.00%, due 3/1/21	600,000	602,130
City of East Orange NJ, Water Utility, Unlimited General Obligation Series B, Insured: AGM, State Aid Witholding 5.00%, due 7/15/24	375,000	434,426
City of Elizabeth NJ, Unlimited General Obligation Insured: AGM 4.50%, due 4/15/21	150,000	151,344
City of Millville NJ, Unlimited General Obligation Insured: AGM 3.00%, due 11/1/23	250,000	255,080
City of Newark NJ, Unlimited General Obligation
Series A, Insured: AGM, State Aid Witholding 5.00%, due 10/1/23	1,000,000	1,116,290
Series A, Insured: AGM, State Aid Witholding 5.00%, due 10/1/24	1,000,000	1,157,500
Series B, Insured: AGM 5.00%, due 10/1/24	1,150,000	1,331,125
Series C, Insured: AGM, State Aid Witholding 5.00%, due 10/1/24	145,000	167,838
Series A, Insured: AGM, State Aid Witholding 5.00%, due 10/1/25	1,000,000	1,197,250
Series B, Insured: AGM 5.00%, due 10/1/25	500,000	598,625
Series A, Insured: AGM, State Aid Witholding 5.00%, due 10/1/26	700,000	862,330
City of Newark NJ, Unlimited General Obligation Notes
Series C 2.00%, due 10/5/21	1,200,000	1,211,592
3.50%, due 7/27/21	3,500,000	3,550,505
City of Orange Township NJ, Unlimited General Obligation Insured: AGM, State Aid Withholding 4.00%, due 12/1/25	1,025,000	1,186,479
City of Perth Amboy NJ, Unlimited General Obligation
Insured: AGM 5.00%, due 7/1/21	460,000	468,390
Insured: AGM 5.00%, due 7/1/22	615,000	653,308
Insured: AGM 5.00%, due 7/1/23	735,000	812,057
Insured: AGM 5.00%, due 7/1/24	760,000	871,583
Insured: AGM 5.00%, due 7/1/26	735,000	899,816
City of Trenton NJ, Unlimited General Obligation
Insured: AGM, State Aid Withholding 2.00%, due 7/15/25	1,210,000	1,273,501
Insured: AGM, State Aid Withholding 4.00%, due 7/15/24	875,000	980,788
City of Union City NJ, Unlimited General Obligation
Insured: AGM, State Aid Withholding 0.05%, due 8/1/24	1,430,000	1,397,568
Insured: AGM, State Aid Withholding 2.25%, due 8/1/25	1,445,000	1,538,737
County of Essex NJ, Unlimited General Obligation Notes 2.00%, due 9/3/21	1,330,000	1,344,550
County of Mercer NJ, Unlimited General Obligation Notes Series A 2.00%, due 6/10/21	4,000,000	4,026,920
Essex County Improvement Authority, 559 Broad/Hazelwood Facilities 2020 Project, Revenue Bonds (c)
1.57%, due 8/1/21	260,000	260,018
1.96%, due 8/1/22	350,000	350,049
2.37%, due 8/1/23	500,000	500,200
2.72%, due 8/1/24	500,000	500,545
3.00%, due 8/1/25	700,000	700,413
Essex County Improvement Authority, North Star Academy Charter School, Revenue Bonds (c)
4.00%, due 7/15/22	225,000	234,610
4.00%, due 7/15/24	200,000	215,876
4.00%, due 7/15/26	385,000	428,409
Garden State Preservation Trust, Capital Appreciation, Revenue Bonds Series B, Insured: AGM (zero coupon), due 11/1/23	175,000	171,696
Garden State Preservation Trust, Revenue Bonds
Series A 5.00%, due 11/1/22	1,200,000	1,263,384
Series C, Insured: AGM 5.25%, due 11/1/21	1,175,000	1,218,557
Gloucester County Improvement Authority, Rowan University Project, Revenue Bonds Series B, Insured: BAM 5.00%, due 7/1/24	1,300,000	1,492,283
Greater Egg Harbor Regional High School District, Unlimited General Obligation Insured: AGM 5.00%, due 2/1/23	700,000	766,794
Hamilton Township School District, Unlimited General Obligation Insured: BAM 4.00%, due 2/1/22	270,000	280,106
Manchester Township Board of Education, Unlimited General Obligation
Insured: BAM 3.00%, due 3/1/21	170,000	170,386
Insured: BAM 4.00%, due 3/1/23	355,000	380,993
Middle Township School District, Unlimited General Obligation Insured: AGM 3.00%, due 7/15/26	250,000	274,488
Morris-Union Jointure Commission, Certificate of Participation Insured: AGM 5.00%, due 8/1/26	420,000	462,874
New Brunswick Parking Authority, Revenue Bonds
Series B 5.00%, due 9/1/21	175,000	179,590
Series B 5.00%, due 9/1/22	700,000	749,063
Series B, Insured: BAM 5.00%, due 9/1/24	900,000	1,041,093
Series B, Insured: BAM 5.00%, due 9/1/25	900,000	1,078,119
New Jersey Economic Development Authority, Capital Appreciation, Revenue Bonds Insured: NATL-RE (zero coupon), due 7/1/21	105,000	104,666
New Jersey Economic Development Authority, Cigarette Tax, Revenue Bonds
5.00%, due 6/15/21	1,250,000	1,271,762
5.00%, due 6/15/24	410,000	431,591
New Jersey Economic Development Authority, New Jersey-American Water Co., Revenue Bonds (b)
0.85%, due 12/1/25	1,550,000	1,555,192
Series D 1.10%, due 11/1/29 (a)	2,035,000	2,070,307
New Jersey Economic Development Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds 5.00%, due 7/15/21	200,000	203,798
New Jersey Economic Development Authority, Revenue Bonds
Series B, Insured: AGM (zero coupon), due 2/15/21	3,000,000	2,999,610
Series DDD 5.00%, due 6/15/21	960,000	976,714
Series A, Insured: BAM 5.00%, due 7/1/23	2,500,000	2,787,525
Series B 5.00%, due 11/1/25	4,035,000	4,851,079
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series C 4.521%, due 6/15/21	985,000	997,421
Series FFF 5.00%, due 6/15/23	750,000	830,580
Series N-1, Insured: NATL-RE 5.50%, due 9/1/23	1,500,000	1,694,445
New Jersey Economic Development Authority, Unrefunded, Revenue Bonds 5.00%, due 3/1/21	3,105,000	3,117,047
New Jersey Educational Facilities Authority, William Paterson University, Revenue Bonds Series A, Insured: BAM 5.00%, due 7/1/25	3,000,000	3,560,160
New Jersey Health Care Facilities Financing Authority, Barnabas Health, Revenue Bonds Series A 5.00%, due 7/1/25	1,000,000	1,068,970
New Jersey Health Care Facilities Financing Authority, RWJ Barnabus Health Obligated Group, Revenue Bonds Series B-3 5.00%, due 7/1/45 (a)	1,000,000	1,231,720
New Jersey Housing & Mortgage Finance Agency, Pilgrim Baptist Village I & II Project, Revenue Bonds 1.50%, due 9/1/22 (a)	2,650,000	2,668,126
New Jersey State Economic Development Authority, Revenue Bonds
5.00%, due 6/15/22	200,000	212,550
5.00%, due 6/15/23	220,000	243,637
5.00%, due 6/15/24	300,000	344,358
Series A, Insured: BAM 5.00%, due 7/1/27	2,525,000	3,183,495
Series A, Insured: BAM 5.00%, due 7/1/28	150,000	187,319
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Revenue Bonds
Insured: BHAC-CR AMBAC (zero coupon), due 12/15/24	750,000	737,348
Series C, Insured: AMBAC (zero coupon), due 12/15/24	2,960,000	2,854,506
Series A (zero coupon), due 12/15/25	390,000	369,170
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
5.00%, due 6/15/21	150,000	152,454
Series A 5.00%, due 6/15/21	1,655,000	1,684,509
Series A 5.00%, due 6/15/23	125,000	137,525
Series A 5.00%, due 6/15/24	8,675,000	9,892,016
5.00%, due 6/15/25	360,000	424,530
New Jersey Transportation Trust Fund Authority, Highway Reimbursement, Revenue Bonds 5.00%, due 6/15/31	500,000	593,900
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series C; Insured: BHAC (zero coupon), due 12/15/27	315,000	296,777
Insured: NATL-RE 5.50%, due 12/15/21	50,000	52,251
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds Series AA 5.00%, due 6/15/22	1,500,000	1,594,125
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series AA 5.00%, due 6/15/21	500,000	508,705
Series B, Insured: AMBAC 5.25%, due 12/15/23	1,190,000	1,352,673
Series A 5.50%, due 12/15/21	375,000	391,883
North Brunswick Township Board of Education, Unlimited General Obligation
Insured: School Bond Reserve Fund 4.00%, due 7/15/21	540,000	549,331
Insured: School Bond Reserve Fund 4.00%, due 7/15/22	720,000	759,672
Passaic Valley Sewerage Commission, Revenue Bonds
Series J, Insured: AGM 3.00%, due 12/1/23	1,600,000	1,713,360
Series J, Insured: AGM 3.00%, due 12/1/24	1,800,000	1,964,862
Passaic Valley Sewerage Commissioners, Sewer System, Revenue Bonds
Series H, Insured: AGM 5.00%, due 12/1/23	2,190,000	2,468,152
Series H, Insured: AGM 5.00%, due 12/1/24	1,510,000	1,762,547
Plainfield Board of Education, Unlimited General Obligation
Insured: BAM 5.00%, due 8/1/24	1,000,000	1,155,530
Insured: BAM 5.00%, due 8/1/25	1,000,000	1,197,930
Plumsted Township School District, Unlimited General Obligation
Insured: AGM 4.00%, due 7/15/21	405,000	410,658
Insured: AGM 4.00%, due 7/15/22	430,000	448,494
Insured: AGM 4.00%, due 7/15/23	440,000	473,814
South Jersey Transportation Authority, Revenue Bonds
5.00%, due 11/1/21	2,500,000	2,587,250
Series A 5.00%, due 11/1/26	500,000	582,140
Series A 5.00%, due 11/1/27	500,000	580,270
Series A 5.00%, due 11/1/28	750,000	867,293
Series A 5.00%, due 11/1/29	1,450,000	1,670,400
State of New Jersey, COVID-19 Emergency Bonds, Unlimited General Obligation
4.00%, due 6/1/23	6,500,000	7,049,315
5.00%, due 6/1/24	11,500,000	13,243,400
5.00%, due 6/1/25	10,000,000	11,932,800
State of New Jersey, Unlimited General Obligation
5.00%, due 6/1/24	250,000	287,900
5.00%, due 6/1/26	275,000	327,503
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/21	500,000	507,890
Series A 5.00%, due 6/1/22	1,250,000	1,328,900
Series A 5.00%, due 6/1/23	1,000,000	1,109,700
Series A 5.00%, due 6/1/24	8,250,000	9,531,060
Township of Lower NJ, Unlimited General Obligation Insured: AGM 4.00%, due 7/15/23	345,000	376,098
Union Township Board of Education/Union County, Green Bond, Unlimited General Obligation
Insured: BAM, State Aid Withholding 4.00%, due 8/15/24	125,000	140,601
Insured: BAM, State Aid Withholding 4.00%, due 8/15/25	290,000	335,318
Insured: BAM, State Aid Withholding 4.00%, due 8/15/26	230,000	271,853
		174,480,947
New Mexico 0.2%
Albuquerque Municipal School District No. 12, Unlimited General Obligation Insured: State Aid Witholding 5.00%, due 8/1/23	1,165,000	1,302,074
City of Farmington NM, Public Services Commission, Revenue Bonds 1.15%, due 6/1/40 (a)	1,000,000	1,025,470
County of Colfax NM, Revenue Bonds
Insured: BAM 3.00%, due 8/1/21	255,000	257,713
Insured: BAM 3.00%, due 8/1/22	265,000	273,379
Insured: BAM 3.00%, due 8/1/23	270,000	284,181
Insured: BAM 3.00%, due 8/1/24	280,000	300,824
Village of Los Ranchos de Albuquerque NM, Albuquerque Academy Project, Revenue Bonds
4.00%, due 9/1/23	135,000	144,856
4.00%, due 9/1/24	100,000	109,967
4.00%, due 9/1/25	150,000	168,794
5.00%, due 9/1/26	170,000	204,122
		4,071,380
New York 11.0%
Albany County Airport Authority, Revenue Bonds
Series B 5.00%, due 12/15/21 (b)	250,000	259,145
Series B 5.00%, due 12/15/22 (b)	250,000	269,443
Series B 5.00%, due 12/15/23 (b)	200,000	221,622
Series A 5.00%, due 12/15/24	540,000	621,999
Board of Cooperative Educational Services for the Sole Supervisory District, Revenue Notes 1.50%, due 6/18/21	7,000,000	7,034,300
Brookfield Central School District, Unlimited General Obligation Insured: AGM 3.00%, due 6/15/22	310,000	313,193
Broome County Local Development Corp., United Health Services, Revenue Bonds
Insured: AGM 5.00%, due 4/1/24	700,000	801,927
Insured: AGM 5.00%, due 4/1/25	800,000	951,104
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds 5.00%, due 8/1/21	750,000	766,433
City of New York NY, Unlimited General Obligation
Series B-1 4.00%, due 10/1/24	300,000	340,377
Series E 5.00%, due 8/1/21	510,000	522,470
Series E 5.00%, due 8/1/25	800,000	876,368
Subseries H-3 5.00%, due 8/1/22	300,000	321,282
City of Newburgh NY, Limited General Obligation Notes Series A 2.00%, due 7/30/21	4,260,000	4,288,925
City of Rochester NY, Limited General Obligation Series II 3.00%, due 8/4/21	8,500,000	8,619,510
City of Yonkers NY, Limited General Obligation
Series E, Insured: AGM 5.00%, due 9/1/23	3,035,000	3,400,475
Series C, Insured: BAM 5.00%, due 10/1/23	1,485,000	1,669,482
County of Nassau NY, Limited General Obligation
Series B 5.00%, due 10/1/21	2,300,000	2,370,702
Series A 5.00%, due 4/1/22	375,000	377,936
County of Nassau NY, Limited General Obligation Notes Series A 2.00%, due 12/10/21	18,290,000	18,581,725
County of Rockland NY, Limited General Obligation
2.00%, due 4/1/21	2,000,000	2,006,160
Series A, Insured: AGM 4.00%, due 10/15/22	1,015,000	1,042,212
Series C, Insured: AGM 4.00%, due 5/1/23	2,000,000	2,169,680
County of Suffolk NY, Limited General Obligation
Series A, Insured: AGM 4.00%, due 2/1/24	70,000	77,410
Insured: AGM 5.00%, due 2/1/22	430,000	449,668
Series B, Insured: AGM 5.00%, due 10/1/22	2,045,000	2,200,481
Series C, Insured: BAM 5.00%, due 2/1/23	495,000	540,565
Series A, Insured: BAM 5.00%, due 4/1/24	3,075,000	3,514,387
County of Suffolk NY, Limited General Obligation Notes Series II 2.00%, due 8/19/21	8,500,000	8,576,075
County of Suffolk NY, Public Improvement, Limited General Obligation
Series A, Insured: AGM 5.00%, due 6/1/26	685,000	841,913
Series B, Insured: AGM 5.00%, due 10/15/25	3,300,000	3,981,582
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds Series A 5.00%, due 7/1/22	500,000	528,295
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/21	265,000	269,945
Dutchess County Local Development Corp., Nuvance Health Issue, Revenue Bonds Series B 5.00%, due 7/1/21	1,725,000	1,754,653
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds 5.00%, due 7/1/21	435,000	441,234
Long Island Power Authority, Revenue Bonds Series C 0.764%, due 3/1/23	1,500,000	1,508,595
Metropolitan Transportation Authority, Green Bond, Revenue Bonds Series B 5.00%, due 11/15/23	1,245,000	1,373,148
Metropolitan Transportation Authority, Revenue Bonds
Series A-2S 4.00%, due 2/1/22	1,900,000	1,956,601
Subseries B-2A 5.00%, due 5/15/21	1,500,000	1,517,385
Subseries C-2 5.00%, due 9/1/21	1,300,000	1,330,550
Series C, Insured: AGM 5.00%, due 11/15/21	500,000	517,645
Series A 5.00%, due 3/1/22	6,385,000	6,696,205
Series D-1 5.00%, due 9/1/22	835,000	887,830
Series A-1 5.00%, due 2/1/23	950,000	1,025,354
Series A 5.00%, due 11/15/25	1,850,000	2,243,291
Series A 5.00%, due 11/15/26	1,225,000	1,321,542
Series D 5.00%, due 11/15/26	2,500,000	2,667,800
Series B, Insured: AMBAC 5.25%, due 11/15/24	7,695,000	8,833,167
Monroe County Industrial Development Corp, Rochester Regional Health Project, Revenue Bonds
5.00%, due 12/1/23	700,000	787,850
5.00%, due 12/1/25	1,250,000	1,504,237
Monroe County Industrial Development Corp., Rochester Schools Modernization Project, Revenue Bonds Insured: State Aid Witholding 5.00%, due 5/1/24	250,000	287,420
Mount Vernon City School District/NY, Unlimited General Obligation Insured: State Aid Witholding 5.00%, due 8/15/24	150,000	173,807
Nassau County Local Economic Assistance Corp., Winthrop-University Hospital Project, Revenue Bonds 5.00%, due 7/1/22	1,000,000	1,063,900
New York City Housing Development Corp., Revenue Bonds Series C-2 1.70%, due 7/1/21	85,000	85,156
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds Insured: NATL-RE 2.035%, due 3/1/24	500,000	516,450
New York State Dormitory Authority, General Purpose Bonds, Revenue Bonds Series A 5.00%, due 12/15/26	750,000	817,357
New York State Dormitory Authority, Interagency Council Pooled Loan Program, Revenue Bonds
Subseries A-1 4.00%, due 7/1/21	255,000	258,942
Subseries A-1 4.00%, due 7/1/22	400,000	420,164
Subseries A-1 4.00%, due 7/1/23	430,000	464,581
New York State Dormitory Authority, Kettering University Project, Revenue Bonds 5.00%, due 7/1/35	200,000	209,006
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds Series A 5.00%, due 8/1/25	1,535,000	1,811,822
New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series A 5.00%, due 5/1/21	320,000	323,405
New York State Dormitory Authority, Revenue Bonds
Series A, Insured: State Aid Witholding 5.00%, due 10/1/23	4,150,000	4,664,392
Series A 5.00%, due 7/1/24	665,000	765,801
New York State Dormitory Authority, Sales Tax, Revenue Bonds Series A 5.00%, due 3/15/23	1,000,000	1,103,050
New York State Dormitory Authority, School District Revenue Financing Program, Revenue Bonds
Insured: State Aid Witholding 5.00%, due 4/1/21	500,000	503,730
Series C, Insured: State Aid Witholding 5.00%, due 10/1/26	1,000,000	1,076,520
New York State Dormitory Authority, St. Joseph’s College, Revenue Bonds
Series A 5.00%, due 7/1/21	385,000	390,775
Series A 5.00%, due 7/1/22	420,000	441,029
Series A 5.00%, due 7/1/23	880,000	957,070
New York State Dormitory Authority, Unrefunded, Revenue Bonds Insured: AGM, State Aid Withholding 5.00%, due 10/1/22	140,000	144,532
New York State Energy Research & Development Authority, Green, Revenue Bonds Series A 3.845%, due 4/1/25	1,100,000	1,171,599
New York State Energy Research & Development Authority, Revenue Bonds Series A 3.745%, due 4/1/24	1,100,000	1,163,756
New York State Environmental Facilities Corp., State Water Revolving Fund, Revenue Bonds 5.00%, due 3/15/26	110,000	132,062
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds Series D, Insured: SONYMA 2.35%, due 11/1/21	1,500,000	1,509,195
New York State Thruway Authority, Revenue Bonds
Series A 5.00%, due 3/15/24	300,000	301,761
Series L 5.00%, due 1/1/22	115,000	120,059
New York Transportation Development Corp., LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
5.00%, due 1/1/22	5,000,000	5,181,000
5.00%, due 1/1/23	5,000,000	5,367,250
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds
5.00%, due 12/1/23	2,000,000	2,258,240
5.00%, due 12/1/23 (b)	1,700,000	1,900,073
5.00%, due 12/1/24 (b)	1,625,000	1,878,695
5.00%, due 12/1/25	1,600,000	1,926,272
5.00%, due 12/1/25 (b)	2,710,000	3,232,732
Niagara Area Development Corp., Niagara University Project, Revenue Bonds 2.555%, due 5/1/21	525,000	525,352
Niagara Falls City School District, High School Facilities, Certificate of Participation Insured: AGM 5.00%, due 6/15/23	1,170,000	1,294,546
Niagara Falls City School District, High School Facilities, Certificates of Participation
Insured: AGM 4.00%, due 6/15/26	200,000	221,664
Insured: AGM 5.00%, due 6/15/24	1,100,000	1,262,646
Insured: AGM 5.00%, due 6/15/25	1,000,000	1,142,810
Niagara Falls City School District, Unlimited General Obligation Insured: BAM, State Aid Withholding 5.00%, due 6/15/25	1,375,000	1,626,666
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
5.00%, due 4/1/21	1,850,000	1,862,765
5.00%, due 4/1/23	825,000	896,725
Series A 5.00%, due 4/1/23	2,195,000	2,385,833
Onondaga Civic Development Corp, Upstate Properties Development, Inc., Revenue Bonds
Insured: BAM 0.915%, due 12/1/21	500,000	500,285
Insured: BAM 1.015%, due 12/1/22	655,000	656,343
Insured: BAM 1.078%, due 12/1/23	690,000	691,960
Insured: BAM 1.167%, due 12/1/24	700,000	702,387
Onondaga County Resource Recovery Agency, Revenue Bonds Series A, Insured: AGM 5.00%, due 5/1/21 (b)	155,000	156,755
Port Authority of New York & New Jersey, Consolidated 173rd, Revenue Bonds 4.00%, due 12/1/26	220,000	230,641
Port Authority of New York & New Jersey, Consolidated 188th, Revenue Bonds 5.00%, due 5/1/24 (b)	665,000	764,304
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 202 5.00%, due 10/15/21	375,000	387,795
Series 178 5.00%, due 12/1/25	265,000	296,903
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds 4.00%, due 9/1/21	260,000	263,848
Town of Oyster Bay NY, Limited General Obligation
Insured: BAM 2.00%, due 8/15/21	1,755,000	1,768,250
2.00%, due 11/1/21	835,000	845,270
Insured: AGM 3.25%, due 8/1/22	50,000	52,264
Insured: BAM 4.00%, due 2/15/22	110,000	114,312
4.00%, due 11/1/22	820,000	871,439
Insured: BAM 4.00%, due 11/1/23	365,000	402,183
Insured: BAM 4.00%, due 2/15/24	115,000	127,804
4.00%, due 3/1/24	850,000	943,678
Insured: BAM 4.00%, due 11/1/24	930,000	1,056,778
Insured: BAM 4.00%, due 11/1/25	550,000	643,671
Insured: AGM 4.00%, due 3/1/26	925,000	1,089,946
Town of Poughkeepsie NY, Limited General Obligation Insured: BAM 3.125%, due 12/15/24	100,000	105,281
Utica School District, Unlimited General Obligation Notes Insured: State Aid Witholding 1.75%, due 6/24/21	8,000,000	8,053,360
West Islip Union Free School District, Limited General Obligation Notes Insured: State Aid Witholding 1.75%, due 6/21/21	11,000,000	11,062,370
Whitesboro Central School District, Unlimited General Obligation Insured: AGM, State Aid Witholding 4.00%, due 6/15/25	2,325,000	2,662,636
		203,464,951
North Carolina 1.0%
Charlotte Airport Revenue, Charlotte Douglas International Airport, Revenue Bonds 4.00%, due 7/1/21 (b)	550,000	557,810
County of Cabarrus Nc, Installment Fing Contract, Revenue Bonds 5.00%, due 6/1/22	150,000	159,771
New Hanover County NC, New Hanover Regional Medical Center, Revenue Bonds 5.00%, due 10/1/24	690,000	711,052
North Carolina Turnpike Authority, Revenue Bonds
5.00%, due 1/1/22	350,000	364,276
5.00%, due 2/1/24	14,000,000	15,929,900
5.00%, due 7/1/26	100,000	102,023
Winston-Salem State University, Revenue Bonds Insured: BAM 5.00%, due 6/1/24	500,000	567,955
		18,392,787
North Dakota 0.5%
County of Ward ND, Limited General Obligation
Insured: AGM 5.00%, due 4/1/21	3,000,000	3,023,310
Insured: AGM 5.00%, due 4/1/22	5,300,000	5,589,168
		8,612,478
Ohio 2.6%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds
5.00%, due 11/15/25	250,000	299,360
5.00%, due 11/15/26	400,000	492,560
Bethel Local School District, School Facilities, Certificate of Participation
Insured: BAM 4.00%, due 12/1/22	120,000	127,962
Insured: BAM 4.00%, due 12/1/23	175,000	192,052
Insured: BAM 4.00%, due 12/1/24	250,000	282,050
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds Series A-1 2.00%, due 6/1/27	3,000,000	3,094,020
City of Cleveland OH, Airport System, Revenue Bonds
Series B 5.00%, due 1/1/22 (b)	250,000	258,980
Series B 5.00%, due 1/1/23 (b)	400,000	430,968
Series C 5.00%, due 1/1/24	430,000	483,118
City of Lorain OH, Limited General Obligation
Series A, Insured: BAM 4.00%, due 12/1/21	225,000	231,689
Series A, Insured: BAM 4.00%, due 12/1/23	300,000	328,077
City of Middleburg Heights OH, Southwest General Health Center, Revenue Bonds
1.899%, due 8/1/21	300,000	301,551
1.949%, due 8/1/22	200,000	203,352
Series A 4.00%, due 8/1/21	145,000	147,466
Series A 4.00%, due 8/1/22	160,000	168,096
Series A 4.00%, due 8/1/23	125,000	135,781
Series A 4.00%, due 8/1/24	180,000	201,164
Series A 4.00%, due 8/1/25	150,000	172,026
City of Sharonville OH, Revenue Bonds
Insured: BAM 4.00%, due 12/1/21	175,000	180,024
Insured: BAM 4.00%, due 12/1/22	300,000	318,201
Insured: BAM 4.00%, due 12/1/23	580,000	633,082
Insured: BAM 4.00%, due 12/1/24	745,000	835,987
Insured: BAM 4.00%, due 12/1/25	715,000	823,594
Cleveland Municipal School District, Unlimited General Obligation Insured: School District Credit Program 5.00%, due 12/1/21	1,945,000	2,021,925
Dayton International Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 12/1/25 (b)	585,000	615,315
Hillsdale Local School District, Ohio School Facilities Project, Certificate of Participation
Insured: BAM 4.00%, due 12/1/22	1,200,000	1,280,760
Insured: BAM 4.00%, due 12/1/23	675,000	740,374
Lancaster Port Authority, Revenue Bonds
Series A 5.00%, due 8/1/22	235,000	251,748
Series A 5.00%, due 8/1/49 (a)	5,500,000	6,472,730
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds (a)
Series B 2.10%, due 7/1/28 (b)	4,000,000	4,210,360
2.40%, due 12/1/38	6,210,000	6,638,925
Ohio Air Quality Development Authority, American Electric Power Co., Revenue Bonds 2.10%, due 10/1/28 (a)(b)	10,000,000	10,527,700
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Revenue Bonds 2.50%, due 11/1/42 (a)(b)	2,500,000	2,773,125
Ohio Higher Educational Facility Commission, Ohio Wesleyan University 2019 Project, Revenue Bonds Series F 5.00%, due 10/1/22	385,000	412,666
State of Ohio, Premier Health Partners, Revenue Bonds
5.00%, due 11/15/24	135,000	154,269
5.00%, due 11/15/25	140,000	164,328
5.00%, due 11/15/26	140,000	168,192
State of Ohio, Unlimited General Obligation Series B 4.25%, due 6/15/31	2,000,000	2,030,960
		48,804,537
Oklahoma 0.1%
Tulsa Airports Improvement Trust, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/1/23 (b)	1,285,000	1,416,109
Weatherford Industrial Trust Educational Facilities, Weatherford Public Schools Project, Revenue Bonds 5.00%, due 3/1/21	1,000,000	1,003,760
		2,419,869
Oregon 0.3%
Salem-Keizer School District No. 24J, Deferred Interest Obligations, Limited General Obligation
(zero coupon), due 6/15/23	1,700,000	1,688,117
(zero coupon), due 6/15/24	1,785,000	1,760,920
(zero coupon), due 6/15/25	1,830,000	1,788,514
		5,237,551
Pennsylvania 4.3%
Albert Gallatin Area School District, Limited General Obligation
Series A, Insured: AGM, State Aid Witholding 4.00%, due 9/1/21	400,000	407,208
Series A, Insured: AGM, State Aid Witholding 4.00%, due 9/1/22	900,000	943,101
Series A, Insured: AGM, State Aid Witholding 4.00%, due 9/1/24	730,000	811,183
Series A, Insured: AGM, State Aid Witholding 4.00%, due 9/1/25	1,130,000	1,288,381
Allegheny County Hospital Development Authority, University of Pittsburg Medical Center, Revenue Bonds 5.00%, due 7/15/21	325,000	332,027
Allentown City School District, Limited General Obligation Notes Insured: State Aid Witholding 2.375%, due 3/31/21	3,500,000	3,500,420
Allentown School District, Limited General Obligation Insured: AGM, State Aid Witholding 4.00%, due 2/15/21	875,000	876,137
Beaver County Hospital Authority, Heritage Valley Health Systems, Inc., Revenue Bonds 5.00%, due 5/15/22	725,000	735,056
Bellwood-Antis School District, Limited General Obligation
Insured: BAM, State Aid Withholding 3.00%, due 6/1/23	285,000	301,447
Insured: BAM, State Aid Withholding 3.00%, due 6/1/24	755,000	815,559
Bethlehem Area School District, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/25	150,000	177,306
Borough of Quakertown PA, Unlimited General Obligation
Insured: AGM 2.00%, due 2/1/22	255,000	259,340
Insured: AGM 4.00%, due 2/1/23	275,000	294,960
Insured: AGM 4.00%, due 2/1/24	305,000	337,769
Brownsville Area School District, Limited General Obligation
Insured: MAC, State Aid Witholding 4.00%, due 11/15/21	450,000	463,315
Insured: MAC, State Aid Witholding 4.00%, due 11/15/22	375,000	398,100
City of Allentown PA, Unlimited General Obligation
Insured: BAM 4.00%, due 10/1/22	175,000	184,835
Insured: BAM 4.00%, due 10/1/23	410,000	448,573
Insured: BAM 4.00%, due 10/1/24	675,000	761,366
Insured: BAM 4.00%, due 10/1/25	245,000	284,428
City of Philadelphia PA, Airport, Revenue Bonds (b)
Series B 5.00%, due 7/1/22	1,920,000	2,042,419
Series B 5.00%, due 7/1/23	2,000,000	2,213,760
City of Philadelphia PA, Unlimited General Obligation
4.875%, due 8/1/21	500,000	501,780
5.00%, due 8/1/21	3,000,000	3,067,860
Series A 5.00%, due 8/1/21	250,000	255,655
City of Pittston PA, Unlimited General Obligation
Series A, Insured: BAM 1.00%, due 11/15/22	125,000	125,420
Series A, Insured: BAM 4.00%, due 11/15/23	175,000	189,810
Series A, Insured: BAM 4.00%, due 11/15/24	265,000	293,864
Series A, Insured: BAM 4.00%, due 11/15/25	275,000	311,831
City of Reading PA, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 11/1/24	1,665,000	1,914,234
City of Williamsport PA, Unlimited General Obligation Insured: AGM 5.00%, due 7/1/25	500,000	597,210
Commonwealth of Pennsylvania, Certificate of Participation Insured: AGM 5.00%, due 11/1/22	1,015,000	1,094,353
Commonwealth of Pennsylvania, Certificates of Participation Series A 5.00%, due 7/1/21	350,000	356,562
Corry Area School District, Unlimited General Obligation Insured: MAC, State Aid Witholding 3.00%, due 12/15/21	170,000	174,087
Country of Lawrence PA, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 5/15/24	545,000	626,745
Delaware River Port Authority, Port District Project, Revenue Bonds 5.00%, due 1/1/22	100,000	103,638
Elizabeth Forward School District, Capital Appreciation, Unlimited General Obligation Series B, Insured: NATL-RE, State Aid Witholding (zero coupon), due 9/1/21	2,210,000	2,206,663
Forest City Regional School District, Limited General Obligation
Insured: BAM, State Aid Withholding 4.00%, due 7/1/23	520,000	563,779
Insured: BAM, State Aid Withholding 4.00%, due 7/1/24	545,000	607,817
Lancaster Higher Education Authority, Harrisburg Area Community, Revenue Bonds Insured: BAM 5.00%, due 10/1/24	465,000	543,125
Lancaster School District, Limited General Obligation Series B, Insured: AGM, State Aid Witholding 4.00%, due 6/1/22	1,060,000	1,112,035
Laurel Highlands School District, Limited General Obligation
Insured: BAM, State Aid Withholding 3.00%, due 2/1/22	100,000	102,313
Insured: BAM, State Aid Withholding 4.00%, due 2/1/23	300,000	319,173
Insured: BAM, State Aid Withholding 4.00%, due 2/1/24	315,000	344,538
Insured: BAM, State Aid Withholding 4.00%, due 2/1/25	345,000	386,721
McKeesport Area School District, Capital Appreciation, Unlimited General Obligation Series C, Insured: AMBAC (zero coupon), due 10/1/28	145,000	127,354
Mount Union Area School District, Limited General Obligation
Insured: BAM, State Aid Witholding 4.00%, due 8/1/22	875,000	920,622
Insured: BAM, State Aid Witholding 4.00%, due 8/1/23	1,175,000	1,276,344
Insured: BAM, State Aid Witholding 4.00%, due 8/1/24	915,000	1,024,278
Municipality of Norristown PA, Unlimited General Obligation
Series B, Insured: AGM 4.00%, due 11/1/22	460,000	487,057
Series B, Insured: AGM 4.00%, due 11/1/23	480,000	524,050
Octorara Area School District, Limited General Obligation
Insured: AGM, State Aid Witholding 4.00%, due 4/1/21	300,000	301,836
Insured: AGM, State Aid Witholding 4.00%, due 4/1/22	350,000	364,990
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility Project, Revenue Bonds
3.00%, due 1/1/22	360,000	366,401
3.00%, due 1/1/23	745,000	775,053
Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corp, Revenue Bonds 0.40%, due 10/1/23	5,000,000	5,008,850
Pennsylvania Higher Educational Facilities Authority, Drexel University, Revenue Bonds 5.00%, due 5/1/24	325,000	369,570
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds 5.00%, due 10/1/24	1,000,000	1,157,900
Philadelphia Gas Works Co., Revenue Bonds 5.00%, due 8/1/22	150,000	160,196
Philadelphia Municipal Authority, Revenue Bonds Series B, Insured: AGM 5.00%, due 1/15/23	825,000	899,761
Philadelphia School District, Limited General Obligation Series F, Insured: BAM, State Aid Witholding 5.00%, due 9/1/25	500,000	598,455
Philadelphia School District, Unlimited General Obligation Series D, Insured: AGM, State Aid Witholding 5.50%, due 6/1/21	700,000	711,942
Pittsburgh Water & Sewer Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 9/1/25	1,575,000	1,758,598
Pottstown School District, Limited General Obligation
Insured: BAM, State Aid Witholding 4.00%, due 6/1/22	330,000	343,992
Insured: BAM, State Aid Witholding 4.00%, due 6/1/23	375,000	404,047
Insured: BAM, State Aid Witholding 4.00%, due 6/1/24	650,000	720,668
School District of Philadelphia, Limited General Obligation Series A, Insured: State Aid Witholding 5.00%, due 9/1/26	550,000	673,018
School District of Philadelphia, Revenue Notes Series A 4.00%, due 6/30/21	6,195,000	6,295,731
Shikellamy School District, Limited General Obligation Series A, Insured: BAM, State Aid Withholding 4.00%, due 9/1/25	1,015,000	1,172,092
Somerset Area School District, Limited General Obligation Insured: MAC, State Aid Withholding 2.00%, due 2/15/22	425,000	432,025
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Revenue Bonds
Insured: AGM 3.00%, due 2/1/21	1,300,000	1,300,000
Insured: AGM 4.00%, due 2/1/22	1,120,000	1,162,146
State Public School Building Authority, Central Montgomery County Area Vocational Technical School, Revenue Bonds Insured: BAM, State Aid Withholding 4.00%, due 5/15/22	1,000,000	1,010,720
State Public School Building Authority, Community College of Allegheny County, Revenue Bonds Insured: BAM 5.00%, due 7/15/24	430,000	496,216
State Public School Building Authority, Crawford County Career & Technical Centers, Revenue Bonds
Insured: BAM, State Aid Withholding 4.00%, due 3/1/22	375,000	389,790
Insured: BAM, State Aid Withholding 4.00%, due 3/1/23	395,000	423,665
Insured: BAM, State Aid Withholding 4.00%, due 3/1/24	405,000	447,440
Insured: BAM, State Aid Withholding 4.00%, due 3/1/25	150,000	170,288
Insured: BAM, State Aid Withholding 4.00%, due 3/1/26	185,000	214,870
State Public School Building Authority, Northampton County Area Community College, Revenue Bonds
Insured: BAM 5.00%, due 3/1/23	520,000	569,286
Insured: BAM 5.00%, due 3/1/24	560,000	636,866
State Public School Building Authority, Philadelphia School District, Revenue Bonds Series A; Insured: AGM, State Aid Witholding 5.00%, due 6/1/22	500,000	530,835
State Public School Building Authority, Prerefunded, Harrisburg School District Project, Revenue Bonds Insured: AGM, State Aid Withholding 5.00%, due 12/1/23	300,000	340,257
State Public School Building Authority, Unrefunded, Harrisburg School District Project, Revenue Bonds Insured: AGM, State Aid Withholding 5.00%, due 12/1/23	1,700,000	1,901,093
Unity Township Municipal Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 12/1/23	805,000	910,898
Waverly Township Municipal Authority, Revenue Bonds
Insured: BAM, State Aid Witholding 4.00%, due 2/15/22	780,000	809,913
Insured: BAM, State Aid Witholding 4.00%, due 2/15/26	415,000	472,710
Westmoreland County Industrial Development Authority, Excela Health Project, Revenue Bonds
Series A 4.00%, due 7/1/22	300,000	312,009
Series A 4.00%, due 7/1/23	350,000	373,180
Series A 4.00%, due 7/1/24	350,000	382,007
Wilkinsburg-Penn Joint Water Authority, Revenue Bonds
Insured: BAM 4.00%, due 9/15/24	330,000	371,732
Insured: BAM 4.00%, due 9/15/25	390,000	451,421
Insured: BAM 4.00%, due 9/15/27	650,000	779,577
York City Sewer Authority, Revenue Bonds Insured: AGM 5.00%, due 12/1/26	405,000	505,294
York County School of Technology Authority, Revenue Bonds Series A, Insured: BAM, State Aid Withholding 5.00%, due 2/15/24	2,590,000	2,951,512
York Suburban School District, Limited General Obligation Series A, Insured: BAM, State Aid Withholding 4.00%, due 2/15/21	925,000	926,276
		79,390,734
Puerto Rico 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP, Insured: NATL-RE 5.00%, due 7/1/22	250,000	251,987
Series SS, Insured: NATL-RE 5.00%, due 7/1/22	250,000	251,988
Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/21	1,500,000	1,529,265
		2,033,240
Rhode Island 0.4%
Providence Public Building Authority, Revenue Bonds Series A, Insured: AGM 4.00%, due 9/15/23	1,000,000	1,086,800
Providence Redevelopment Agency, Revenue Bonds
Series A 5.00%, due 4/1/21	2,405,000	2,422,051
Series A 5.00%, due 4/1/22	250,000	262,528
Rhode Island Health & Educational Building Corp., Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/25	1,000,000	1,154,970
Rhode Island Health and Educational Building Corp., RI School of Design, Revenue Bonds
0.915%, due 8/15/22	120,000	120,574
1.067%, due 8/15/23	150,000	151,473
1.313%, due 8/15/24	375,000	381,802
1.503%, due 8/15/25	915,000	937,738
Rhode Island Student Loan Authority, Revenue Bonds (b)
Series A 5.00%, due 12/1/24	300,000	349,926
Series A 5.00%, due 12/1/25	325,000	390,416
Rhode Island Turnpike & Bridge Authority, Revenue Bonds Series 1 2.124%, due 12/1/21	485,000	491,615
		7,749,893
South Carolina 0.4%
County of Hampton SC, Unlimited General Obligation Insured: AGM, State Aid Withholding 3.00%, due 9/1/21	150,000	152,366
Greenville County School District, Revenue Bonds 5.00%, due 12/1/22	130,000	141,671
South Carolina Ports Authority, Revenue Bonds 5.00%, due 7/1/29 (b)	325,000	381,443
South Carolina Public Service Authority, Revenue Bonds
Series E 4.322%, due 12/1/27	2,034,000	2,387,936
Series D 5.00%, due 12/1/25	725,000	771,719
Williamsburg County Public Facilities Corp., Williamsburg County Project, Revenue Bonds
Insured: BAM 4.00%, due 6/1/22	460,000	482,581
Insured: BAM 4.00%, due 6/1/23	500,000	542,740
Insured: BAM 4.00%, due 6/1/24	985,000	1,104,215
Insured: BAM 4.00%, due 6/1/25	1,025,000	1,182,102
		7,146,773
South Dakota 0.0% ‡
South Dakota Health & Educational Facilities Authority, Monument Health, Revenue Bonds Series A 5.00%, due 9/1/24	350,000	408,807
Tennessee 0.5%
County of Campbell TN, Unlimited General Obligation Insured: AGM 5.00%, due 6/1/21	320,000	325,149
County of Montgomery TN, Unlimited General Obligation Series A 5.00%, due 6/1/22	280,000	298,239
Knox County Health Educational & Housing Facility Board, University Health System, Inc., Revenue Bonds 5.00%, due 9/1/28	1,450,000	1,721,382
Memphis-Shelby County Airport Authority, Revenue Bonds (b)
5.00%, due 7/1/25	250,000	295,843
5.00%, due 7/1/26	155,000	188,837
Series B 5.00%, due 7/1/25	1,290,000	1,312,768
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Prefunded, Revenue Bonds
(zero coupon), due 6/1/21	250,000	249,828
Series B 4.50%, due 5/15/22	250,000	253,110
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A 4.00%, due 5/1/48 (a)	2,625,000	2,824,946
Series C 5.00%, due 2/1/21	1,000,000	1,000,000
Series C 5.00%, due 2/1/22	335,000	350,423
		8,820,525
Texas 11.0%
Aledo Independent School District, Unlimited General Obligation Insured: PSF (zero coupon), due 2/15/26	200,000	189,014
Allen Independent School District, Unlimited General Obligation
Insured: PSF 5.00%, due 2/15/24	1,000,000	1,147,440
Insured: PSF 5.00%, due 2/15/26	135,000	166,767
Alvin Independent School District, Unlimited General Obligation
Insured: PSF 5.00%, due 2/15/24	550,000	550,984
Series A, Insured: PSF 5.00%, due 2/15/24	90,000	103,063
Arlington Higher Education Finance Corp., Great Hearts America, Revenue Bonds
Series A, Insured: PSF 5.00%, due 8/15/23	355,000	394,824
Series A, Insured: PSF 5.00%, due 8/15/24	635,000	732,638
Arlington Higher Education Finance Corp., Uplift Education Project, Revenue Bonds
Series A, Insured: PSF 3.00%, due 12/1/26	705,000	804,715
Series A, Insured: PSF 3.00%, due 12/1/27	725,000	838,390
Series A, Insured: PSF 3.00%, due 12/1/28	745,000	871,799
Series A, Insured: PSF 3.00%, due 12/1/29	770,000	909,293
Series A, Insured: PSF 4.00%, due 12/1/23	200,000	220,560
Series A, Insured: PSF 4.00%, due 12/1/24	325,000	369,713
Series A, Insured: PSF 4.00%, due 12/1/25	340,000	398,157
Arlington Independent School District, Unlimited General Obligation Series A, Insured: PSF 5.00%, due 2/15/23	100,000	109,856
Austin Texas Independent School District, Unlimited General Obligation Insured: PSF 5.00%, due 8/1/21	7,925,000	8,119,162
Belmont Fresh Water Supply District No. 1, Denton County, Unlimited General Obligation Insured: AGM 3.50%, due 3/1/23	495,000	524,319
Brazoria County Municipal Utility District No. 19, Unlimited General Obligation
Insured: BAM 3.00%, due 9/1/22	385,000	401,378
Insured: BAM 3.00%, due 9/1/23	410,000	433,952
Brownsville Independent School District, Unlimited General Obligation Series A, Insured: PSF 3.00%, due 8/15/25	250,000	280,023
Central Texas Regional Mobility Authority, Revenue Bonds
Series F 5.00%, due 1/1/25	9,000,000	10,345,500
5.00%, due 1/1/25	135,000	158,105
5.00%, due 1/1/26	245,000	296,303
Central Texas Turnpike System, Capital Appreciation, Revenue Bonds Series A, Insured: AMBAC (zero coupon), due 8/15/29	900,000	797,292
Central Texas Turnpike System, Revenue Bonds
Series C 5.00%, due 8/15/23	1,600,000	1,794,176
Series C 5.00%, due 8/15/24	1,785,000	2,084,059
Central Texas Turnpike System, Unrefunded, Revenue Bonds Series A; Insured: BHAC-CR AMBAC. (zero coupon), due 8/15/26	2,250,000	2,188,845
Cibolo Canyons Special Improvement District, Limited General Obligation
Series A, Insured: AGM 5.00%, due 8/15/21	345,000	353,528
Series A, Insured: AGM 5.00%, due 8/15/22	365,000	390,685
Series A, Insured: AGM 5.00%, due 8/15/23	575,000	635,961
Cinco Southwest Texas Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM 2.00%, due 12/1/21	480,000	487,046
Insured: BAM 2.00%, due 12/1/22	470,000	484,922
Series A, Insured: BAM 2.00%, due 12/1/22	275,000	283,731
City of Austin TX, Airport System, Revenue Bonds (b)
5.00%, due 11/15/22	200,000	216,282
Series B 5.00%, due 11/15/24	250,000	291,755
5.00%, due 11/15/26	500,000	582,285
City of Dallas TX, Waterworks & Sewer Systems, Revenue Bonds
Series B 2.485%, due 10/1/21	3,500,000	3,553,235
Series A 5.00%, due 10/1/24	150,000	176,190
City of Houston TX, Airport System Revenue, Revenue Bonds Series C 5.00%, due 7/1/27 (b)	175,000	219,634
City of Houston TX, Airport System, Revenue Bonds
5.00%, due 7/1/21 (b)	300,000	305,652
Series A 5.00%, due 7/1/24 (b)	2,035,000	2,074,174
Subseries D 5.00%, due 7/1/24	2,000,000	2,315,700
City of Laredo TX, International Toll Bridge System, Revenue Bonds Series B, Insured: BAM 5.00%, due 10/1/22	150,000	161,823
City of Lewisville TX, Castle Hills Public Works, Special Assessment Insured: AGM 5.00%, due 9/1/24	1,045,000	1,144,463
City of Lubbock TX, Water & Wastewater System, Revenue Bonds Series A 5.00%, due 2/15/22	250,000	262,523
City of Rio Grande City TX, Limited General Obligation
Insured: AGM 4.00%, due 2/15/22	300,000	311,505
Insured: AGM 4.00%, due 2/15/23	505,000	541,724
Insured: AGM 4.00%, due 2/15/24	545,000	603,233
Insured: AGM 4.00%, due 2/15/25	610,000	695,052
Clear Lake City Water Authority, Unlimited General Obligation
4.00%, due 3/1/21	125,000	125,325
4.00%, due 3/1/22	110,000	113,816
4.00%, due 3/1/23	150,000	161,145
Collin County Water Control & Improvement District No. 3, Unlimited General Obligation
Insured: AGM 5.00%, due 9/15/21	215,000	221,112
Insured: AGM 5.00%, due 9/15/22	245,000	262,883
Insured: AGM 5.00%, due 9/15/23	240,000	267,655
Insured: AGM 5.00%, due 9/15/24	250,000	288,820
Corpus Christi Independent School District, Unlimited General Obligation Insured: PSF (zero coupon), due 8/15/23	300,000	298,482
County of Fort Bend TX, Unlimited General Obligation 5.00%, due 3/1/32	50,000	52,617
Cypress-Fairbanks Independent School District, Unlimited General Obligation Series A-1, Insured: PSF 2.125%, due 2/15/27 (a)	5,845,000	5,905,554
Dallas Area Rapid Transit, Revenue Bonds 5.00%, due 12/1/25	220,000	269,797
Dallas Fort Worth International Airport, Revenue Bonds
Series E 5.00%, due 11/1/25	450,000	487,876
Series D 5.00%, due 11/1/38 (b)	1,750,000	1,812,545
Dallas-Fort Worth International Airport, Revenue Bonds
Series A 5.00%, due 11/1/23	1,110,000	1,253,767
Series A 5.00%, due 11/1/24	1,770,000	2,078,582
Series F 5.00%, due 11/1/21	1,295,000	1,340,286
DeSoto Independent School District, Unlimited General Obligation Insured: PSF (zero coupon), due 8/15/26	680,000	654,616
East Aldine Management District, Revenue Bonds Insured: AGM 4.00%, due 2/15/23	200,000	215,350
Ector County Hospital District, Limited General Obligation
5.00%, due 9/15/21	400,000	409,900
5.00%, due 9/15/22	400,000	425,360
5.00%, due 9/15/23	430,000	472,918
5.00%, due 9/15/24	450,000	510,867
5.00%, due 9/15/25	500,000	584,805
Fort Bend County Levee Improvement District No. 15, Unlimited General Obligation
Insured: BAM 4.00%, due 9/1/21	850,000	868,581
Insured: BAM 4.00%, due 9/1/22	465,000	492,491
Fort Bend County Municipal Utility District No. 194, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 9/1/21	285,000	290,976
Series A, Insured: AGM 4.00%, due 9/1/22	290,000	306,431
Series A, Insured: AGM 4.00%, due 9/1/24	290,000	324,321
Series A, Insured: AGM 4.00%, due 9/1/25	290,000	331,629
Fort Bend County Municipal Utility District No. 48, Unlimited General Obligation
Insured: BAM 3.00%, due 10/1/23	310,000	332,676
Insured: BAM 3.00%, due 10/1/24	310,000	339,841
Insured: BAM 3.00%, due 10/1/25	310,000	346,075
Fort Bend County Municipal Utility District No. 57, Unlimited General Obligation
Insured: AGM 3.00%, due 4/1/23	225,000	238,084
Insured: AGM 3.00%, due 4/1/24	245,000	265,357
Insured: AGM 3.00%, due 4/1/25	250,000	276,603
Fort Bend Independent School District, Unlimited General Obligation Series B, Insured: PSF 0.875%, due 8/1/50 (a)	7,500,000	7,601,700
Fort Bend Municipal Utility District, No. 169 Contract, Revenue Bonds Series A, Insured: AGM 4.00%, due 12/1/21	925,000	951,954
Fort Bend Municipal Utility District, No. 169 Contract, Unlimited General Obligation Insured: AGM 2.00%, due 12/1/26	665,000	717,748
Fort Bend-Waller Counties Municipal Utility District No. 3, Unlimited General Obligation
Insured: BAM 4.50%, due 4/1/23	175,000	188,816
Insured: BAM 4.50%, due 4/1/24	175,000	194,742
Insured: BAM 4.50%, due 4/1/25	175,000	200,540
Galveston County Municipal Utility District No. 56, Unlimited General Obligation
Insured: BAM 4.25%, due 12/1/22	400,000	427,980
Insured: BAM 4.50%, due 12/1/21	400,000	413,652
Insured: AGM 4.50%, due 12/1/23	425,000	469,965
Insured: AGM 4.50%, due 12/1/24	675,000	768,784
Grand Parkway Transportation Corp., Revenue Bonds 5.00%, due 2/1/23	3,610,000	3,915,839
Gulfgate Redevelopment Authority, Tax Allocation
Insured: AGM 4.00%, due 9/1/21	300,000	306,291
Insured: AGM 4.00%, due 9/1/23	325,000	350,717
Insured: AGM 4.00%, due 9/1/25	440,000	498,916
Harris County Metropolitan Transit Authority, Sales & Use Tax, Revenue Bonds Series A 5.00%, due 11/1/25	150,000	183,072
Harris County Municipal Utility District No. 105, Unlimited General Obligation Insured: AGM 4.50%, due 3/1/26	250,000	298,930
Harris County Municipal Utility District No. 370, Unlimited General Obligation
Insured: AGM 3.00%, due 12/1/21	110,000	112,527
Insured: AGM 3.00%, due 12/1/22	355,000	371,550
Insured: AGM 3.00%, due 12/1/24	250,000	272,998
Harris County Municipal Utility District No. 480, Unlimited General Obligation
Insured: AGM 4.00%, due 4/1/23	175,000	187,922
Insured: AGM 4.00%, due 4/1/24	175,000	193,291
Harris County Municipal Utility District No. 489, Unlimited Tax Bonds, Unlimited General Obligation
Insured: BAM 4.00%, due 9/1/24	615,000	693,622
Insured: BAM 4.00%, due 9/1/25	615,000	714,421
Harris County-Houston Sports Authority, Revenue Bonds Series A 5.00%, due 11/15/28	1,440,000	1,627,474
Harris County-Houston Sports Authority, Senior Lien, Revenue Bonds
Series A, Insured: AGM 5.00%, due 11/15/24	150,000	173,829
Series A, Insured: AGM 5.00%, due 11/15/25	245,000	283,614
Hidalgo County Regional Mobility Authority, Revenue Bonds Series B, Insured: AGM 1.464%, due 12/1/27	170,000	172,819
Houston Hotel Occupancy Tax Hotel Occupancy & Special, Revenue Bonds Insured: BAM 5.00%, due 9/1/22	485,000	520,192
Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department, Revenue Bonds
Series B, Insured: AGM (zero coupon), due 9/1/22	150,000	148,071
5.00%, due 9/1/21	1,535,000	1,563,397
5.00%, due 9/1/22	600,000	636,558
5.00%, due 9/1/23	1,005,000	1,097,681
5.00%, due 9/1/24	3,180,000	3,575,974
5.00%, due 9/1/25	2,520,000	2,873,437
5.00%, due 9/1/26	430,000	507,409
Hunt Memorial Hospital District, Charitable Health, Limited General Obligation
5.00%, due 2/15/21	300,000	300,444
5.00%, due 2/15/23	325,000	351,822
5.00%, due 2/15/24	275,000	308,407
5.00%, due 2/15/25	450,000	521,500
5.00%, due 2/15/26	800,000	955,912
Imperial Redevelopment District, Unlimited General Obligation
Insured: AGM 2.00%, due 5/1/26	130,000	135,480
Insured: AGM 4.50%, due 5/1/22	110,000	115,605
Insured: AGM 4.50%, due 5/1/23	120,000	130,872
Series A, Insured: AGM 4.50%, due 5/1/24	425,000	478,231
Insured: AGM 4.50%, due 5/1/24	85,000	95,646
Insured: AGM 4.50%, due 5/1/25	125,000	144,434
Lazy Nine Municipal Utility District No. 1B, Unlimited General Obligation Insured: MAC 3.00%, due 9/1/24	360,000	389,621
Leander Independent School District, Unlimited General Obligation
Insured: PSF-GTD (zero coupon), due 8/15/24	435,000	429,971
Series D, Insured: PSF (zero coupon), due 8/15/40	2,125,000	975,184
Series C, Insured: PSF (zero coupon), due 8/15/43	450,000	162,684
Insured: PSF-GTD (zero coupon), due 8/15/45	400,000	128,216
Series C, Insured: PSF 5.00%, due 8/15/23	340,000	381,630
Lubbock-Cooper Independent School District, Unlimited General Obligation Insured: PSF 5.00%, due 2/15/25	105,000	124,896
Mabank Independent School District, Unlimited General Obligation Insured: PSF (zero coupon), due 8/15/26	950,000	914,033
Matagorda County Navigation District No. 1, Revenue Bonds Insured: AMBAC 5.125%, due 11/1/28 (b)	6,530,000	8,410,118
Montgomery County Municipal Utility District No. 46, Unlimited General Obligation 2.50%, due 3/1/22	1,455,000	1,457,663
North Central Texas Community College District, Revenue Bonds Insured: AGM 3.00%, due 5/15/21	380,000	383,010
North Fort Bend Water Authority, Revenue Bonds
Series B 5.00%, due 12/15/24	1,485,000	1,745,766
Series B 5.00%, due 12/15/25	1,350,000	1,644,030
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds Insured: AGM 4.00%, due 6/1/24	350,000	391,125
North Texas Tollway Authority, Revenue Bonds Series B 5.00%, due 1/1/22	80,000	83,504
Northwest Independent School District, Capital Appreciation, Unlimited General Obligation Insured: PSF (zero coupon), due 2/15/25	295,000	288,466
Northwest Independent School District, Unlimited General Obligation Insured: PSF-GTD 5.00%, due 2/15/25	115,000	137,098
Onalaska Independent School District, Capital Appreciation, Unlimited General Obligation Insured: PSF (zero coupon), due 2/15/21	210,000	209,990
Pearland Independent School District, Unlimited General Obligation Series B; Insured: PSF 4.75%, due 2/15/23	1,520,000	1,522,584
Progreso Independent School District, Unlimited General Obligation Insured: PSF 4.00%, due 2/15/23	290,000	290,899
Remington Municipal Utility District No.1, Unlimited General Obligation Insured: AGM 3.00%, due 9/1/22	330,000	344,038
Sienna Plantation Municipal Utility District No. 4, Unlimited General Obligation
Insured: AGM 3.00%, due 9/1/24	460,000	498,019
Insured: AGM 3.00%, due 9/1/25	475,000	522,766
Southeast Williamson County Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM 4.00%, due 9/1/22	150,000	158,499
Insured: BAM 4.00%, due 9/1/23	330,000	356,463
Insured: BAM 4.00%, due 9/1/24	345,000	382,464
Insured: BAM 4.00%, due 9/1/25	355,000	403,386
Southwest Houston Redevelopment Authority, Revenue Bonds
Insured: AGM 5.00%, due 9/1/21	150,000	154,014
Insured: AGM 5.00%, due 9/1/22	200,000	214,480
Insured: AGM 5.00%, due 9/1/24	300,000	342,324
Insured: AGM 5.00%, due 9/1/25	300,000	352,830
State of Texas, College Student Loan, Unlimited General Obligation Series B 5.25%, due 8/1/21 (b)	9,745,000	9,989,989
State of Texas, Prefunded, Unlimited General Obligation 5.00%, due 10/1/25	75,000	77,382
State of Texas, Revenue Notes 4.00%, due 8/26/21	12,500,000	12,780,375
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds 5.00%, due 11/15/29	770,000	939,207
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Revenue Bonds
Insured: AGM 0.863%, due 9/1/21	850,000	851,640
Insured: AGM 0.923%, due 9/1/22	650,000	653,471
Insured: AGM 1.071%, due 9/1/23	650,000	656,513
Insured: AGM 1.356%, due 9/1/24	825,000	841,846
Insured: AGM 1.386%, due 9/1/25	600,000	612,552
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas, Revenue Bonds 5.00%, due 10/1/27	1,100,000	1,227,820
Texas Municipal Gas Acquisition & Supply Corp III, Revenue Bonds
5.00%, due 12/15/25	4,600,000	5,542,632
5.00%, due 12/15/26	5,375,000	6,646,994
5.00%, due 12/15/27	12,000,000	15,195,960
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds Series A 5.25%, due 12/15/22	200,000	218,222
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/25	1,900,000	2,097,372
Texas Municipal Power Agency, Revenue Bonds 4.00%, due 9/1/25	2,740,000	2,747,809
Texas State Public Finance Authority, Financing System Texas Southern University, Revenue Bonds Insured: BAM 5.00%, due 5/1/28	500,000	588,020
Travis County Water Control & Improvement District, Green Bond, Unlimited General Obligation
Insured: BAM 4.00%, due 8/15/21	280,000	285,715
Insured: BAM 4.00%, due 8/15/22	425,000	449,488
Insured: BAM 4.00%, due 8/15/23	445,000	486,091
Insured: BAM 4.00%, due 8/15/24	460,000	517,242
Insured: BAM 4.00%, due 8/15/25	480,000	554,309
Tyler Independent School District, Unlimited General Obligation Insured: PSF 5.00%, due 2/15/24	100,000	114,514
Viridian Municipal Management District, Road Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/21	300,000	308,589
Insured: AGM 4.00%, due 12/1/22	550,000	583,264
Insured: AGM 4.00%, due 12/1/23	300,000	327,633
Viridian Municipal Management District, Unlimited Tax Road Improvement, Unlimited General Obligation
Insured: BAM 4.00%, due 12/1/22	175,000	185,584
Insured: BAM 4.00%, due 12/1/24	370,000	415,188
Viridian Municipal Management District, Utility Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/21	225,000	231,442
Insured: AGM 4.00%, due 12/1/22	395,000	418,890
Insured: AGM 4.00%, due 12/1/23	305,000	333,094
Weatherford Independent School District, Unlimited General Obligation
Insured: PSF (zero coupon), due 2/15/21	250,000	249,983
Insured: PSF (zero coupon), due 2/15/22	325,000	324,090
		201,956,049
U.S. Virgin Islands 0.1%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Insured: NATL-RE 5.00%, due 10/1/21	450,000	454,500
Insured: NATL-RE 5.00%, due 10/1/22	665,000	675,567
Insured: NATL-RE 5.00%, due 10/1/24	395,000	401,754
		1,531,821
Utah 0.3%
Salt Lake City Airport, Revenue Bonds (b)
Series A 5.00%, due 7/1/21	725,000	737,303
Series A 5.00%, due 7/1/24	95,000	109,331
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE 4.00%, due 4/15/22	100,000	104,204
Insured: UT CSCE 4.00%, due 4/15/23	175,000	187,589
Insured: UT CSCE 4.00%, due 4/15/24	280,000	308,857
Insured: UT CSCE 4.00%, due 4/15/26	400,000	462,240
Utah Charter School Finance Authority, Summit Academy, Inc., Revenue Bonds
Series A; Insured: UT CSCE 5.00%, due 4/15/22	110,000	115,941
Series A; Insured: UT CSCE 5.00%, due 4/15/24	340,000	385,203
Utah Charter School Finance Authority, Vista School, Revenue Bonds
Series A, Insured: UT CSCE 4.00%, due 10/15/24	255,000	284,667
Series A, Insured: UT CSCE 4.00%, due 10/15/25	265,000	302,932
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/21	500,000	510,970
4.00%, due 10/15/23	755,000	816,208
5.00%, due 10/15/25	1,000,000	1,182,010
Utah State Charter School Finance Authority, North Star Academy, Revenue Bonds Insured: UT CSCE (zero coupon), due 4/15/25	920,000	882,814
		6,390,269
Vermont 0.3%
Vermont Student Assistance Corp., Revenue Bonds (b)
Series A 5.00%, due 6/15/23	1,150,000	1,268,680
Series A 5.00%, due 6/15/24	850,000	970,471
Series A 5.00%, due 6/15/25	2,175,000	2,559,757
Series A 5.00%, due 6/15/26	175,000	210,702
		5,009,610
Virginia 1.1%
Alexandria Industrial Development Authority, Revenue Bonds 3.00%, due 1/1/22	300,000	307,554
Norfolk Airport Authority, Revenue Bonds
5.00%, due 7/1/24	395,000	449,972
5.00%, due 7/1/25	160,000	188,045
Peninsula Ports Authority, Dominion Terminal Associates Project, Revenue Bonds 1.70%, due 10/1/33 (a)	2,000,000	2,035,340
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home Project, Revenue Bonds Series A 4.00%, due 12/1/22	300,000	315,663
University of Virginia, Prefunded, Revenue Bonds Series B 5.00%, due 8/1/21	215,000	220,224
Virginia College Building Authority, 21st Century College & Equipment Program, Revenue Bonds 5.00%, due 2/1/22	120,000	125,897
Virginia Public School Authority, Revenue Bonds Series B 5.00%, due 8/1/21	1,545,000	1,582,945
Virginia Small Business Financing Authority, National Senior Campuses, Revenue Bonds
5.00%, due 1/1/22	500,000	520,910
5.00%, due 1/1/23	500,000	542,440
5.00%, due 1/1/24	550,000	618,794
Wise County Industrial Development Authority, Virginia Electric & Power Co. Project, Revenue Bonds Series A 0.75%, due 10/1/40 (a)	12,500,000	12,640,500
		19,548,284
Washington 0.6%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL-RE (zero coupon), due 2/1/22	530,000	528,574
City of Washougal WA, Water & Sewer, Revenue Bonds Insured: AGM 5.00%, due 9/1/31	250,000	250,975
County of King WA, Limited General Obligation 5.00%, due 6/1/22	100,000	101,619
Kittitas County School District No. 401 Ellensburg, Unlimited General Obligation
5.00%, due 12/1/21	1,050,000	1,092,609
5.00%, due 12/1/22	1,800,000	1,959,174
Northwest Open Access Network, Revenue Bonds
0.691%, due 12/1/22	1,200,000	1,200,636
0.791%, due 12/1/23	1,260,000	1,261,235
1.218%, due 12/1/25	1,105,000	1,107,641
Pend Oreille County Public Utility District No. 1 Box Canyon, Production System, Revenue Bonds 5.00%, due 1/1/23	100,000	106,429
Port of Seattle, Revenue Bonds Series B 5.00%, due 5/1/23 (b)	500,000	548,280
Snohomish County Public Utility District No. 1, Revenue Bonds 5.00%, due 12/1/22	500,000	520,165
Spokane Public Facilities District, Revenue Bonds Series B 5.00%, due 12/1/23	1,175,000	1,270,868
State of Washington, Senior 520 Corridor Program, Revenue Bonds Series A 5.00%, due 9/1/24	1,000,000	1,074,870
Washington Higher Education Facilities Authority, Seattle University Project, Revenue Bonds
5.00%, due 5/1/24	250,000	282,475
5.00%, due 5/1/25	255,000	297,172
		11,602,722
West Virginia 0.5%
City of Fairmont WV, Water, Revenue Bonds
Series A, Insured: BAM 3.00%, due 7/1/23	300,000	316,581
Series A, Insured: BAM 3.00%, due 7/1/24	500,000	536,710
Morgantown Utility Board, Inc., Revenue Bonds Series A, Insured: BAM 3.00%, due 12/1/22	225,000	235,364
Roane County Building Commission, Roane General Hospital, Revenue Bonds 2.55%, due 11/1/21	1,250,000	1,251,762
West Virginia Commissioner of Highways, Surface Transportation Improvements, Revenue Bonds Series A 5.00%, due 9/1/22	390,000	419,656
West Virginia Economic Development Authority, Appalachian Power - Amos Project, Revenue Bonds Series A 1.00%, due 1/1/41 (a)(b)	5,500,000	5,626,665
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
5.00%, due 1/1/22	200,000	207,650
5.00%, due 1/1/25	350,000	404,894
		8,999,282
Wisconsin 0.7%
City of Kaukauna WI, Electric System, Revenue Bonds
Insured: AGM 3.00%, due 12/15/23	300,000	322,605
Insured: AGM 3.00%, due 12/15/24	455,000	498,903
City of Milwaukee WI, Unlimited General Obligation
4.00%, due 3/1/24	125,000	138,666
Series N2 5.00%, due 4/1/24	4,000,000	4,574,280
City of Racine WI, Unlimited General Obligation 0.60%, due 12/1/23	1,075,000	1,078,752
City of Racine WI, Waterworks System, Revenue Bonds
4.00%, due 9/1/23	750,000	765,765
Insured: BAM 5.00%, due 9/1/27	300,000	383,682
Fox Crossings Village WI, Water Works, Revenue Bonds Insured: BAM 3.00%, due 5/1/24	295,000	319,925
Omro School District, Unlimited General Obligation
Insured: BAM 3.00%, due 3/1/23	100,000	105,587
Insured: BAM 3.00%, due 3/1/24	100,000	108,202
Public Finance Authority, Affinity Living Group, Revenue Bonds 3.75%, due 2/1/22	2,000,000	2,000,600
Public Finance Authority, Northwest Nazarene University, Revenue Bonds 5.00%, due 10/1/25	500,000	554,125
Town of Manitowish Waters WI, Unlimited General Obligation
Insured: AGM 3.00%, due 3/1/21	100,000	100,172
Insured: AGM 3.00%, due 3/1/22	285,000	291,421
Insured: AGM 3.00%, due 3/1/23	295,000	307,493
Insured: AGM 3.00%, due 3/1/24	300,000	317,931
Insured: AGM 3.00%, due 3/1/25	310,000	333,867
		12,201,976
Wyoming 0.2%
Laramie County Hospital Revenue, Cheyenne Regional Medical Center Project, Revenue Bonds
4.00%, due 5/1/22	225,000	235,760
4.00%, due 5/1/23	250,000	271,150
4.00%, due 5/1/24	250,000	279,787
4.00%, due 5/1/25	250,000	287,615
5.00%, due 5/1/23	935,000	946,323
5.00%, due 5/1/24	920,000	931,141
		2,951,776
Total Long-Term Municipal Bonds (Cost $1,631,960,396)		1,652,637,587

Short-Term Municipal Notes 6.7%
Alabama 0.2%
Southeast Alabama Gas Supply District, SIFMA Index Project No. 1, Revenue Bonds Series C 0.70%, due 4/1/49 (e)	3,000,000	3,004,920

Connecticut 0.2%
State of Connecticut, SIFMA Index, Unlimited General Obligation Series A 0.89%, due 3/1/22 (e)	3,000,000	3,014,460

Florida 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds Series 2020-XF2922 0.08%, due 12/1/48 (c)(e)	1,615,000	1,615,000

Georgia 0.6%
Heard County Development Authority, Georgia Power Co., Plant Wansley, Revenue Bonds 0.06%, due 12/1/37 (b)(e)	3,600,000	3,600,000
Main Street Natural Gas, Inc., Revenue Bonds Subseries D 0.926%, due 8/1/48 (e)	7,500,000	7,529,850
		11,129,850
Illinois 0.2%
Illinois Finance Authority, Edward-Elmhurst Healthcare, Revenue Bonds 0.78%, due 1/1/46 (e)	3,500,000	3,503,185

Kentucky 0.7%
County of Meade KY, Nucor Corp., Revenue Bonds 0.09%, due 7/1/60 (b)(e)	5,320,000	5,320,000
Kentucky Asset Liability Commission, Revenue Bonds (e)
Series B, Insured: NATL-RE 0.664%, due 11/1/21	1,025,000	1,023,319
Series B, Insured: NATL-RE 0.694%, due 11/1/25	5,825,000	5,750,382
		12,093,701
Massachusetts 0.4%
Massachusetts Development Finance Agency, Boston University, Revenue Bonds Series U-6C 0.01%, due 10/1/42 (e)	7,600,000	7,600,000

Mississippi 0.1%
Mississippi Business Finance Corp., Waste Management Inc., Project, Revenue Bonds 0.55%, due 3/1/29 (e)	1,750,000	1,753,657

Missouri 0.3%
Missouri State Health & Educational Facilities Authority, Washington University, Revenue Bonds Series C 0.01%, due 3/1/40 (e)	6,000,000	6,000,000

Montana 0.3%
Montana Facility Finance Authority, Billings Clinic Obligated Group, Revenue Bonds 0.59%, due 8/15/37 (e)	6,075,000	6,087,332

New Hampshire 0.1%
New Hampshire Business Finance Authority, Waste Management, Inc., Project, Revenue Bonds 0.79%, due 10/1/33 (b)(e)	1,500,000	1,500,390

New Jersey 0.4%
New Jersey Transportation Trust Fund Authority, Transportation Program Notes, Revenue Bonds 1.24%, due 6/15/34 (e)	2,250,000	2,251,620
New Jersey Turnpike Authority, Revenue Bonds (e)
Series C-2 0.581%, due 1/1/22	3,500,000	3,503,045
Series D-1 0.801%, due 1/1/24	2,600,000	2,612,298
		8,366,963
New York 0.2%
Triborough Bridge & Tunnel Authority, Revenue Bonds 0.42%, due 1/1/32 (e)	4,500,000	4,501,215

Ohio 0.0% ‡
State of Ohio, Cleveland Clinic Heal, Revenue Bonds 0.44%, due 1/1/52 (e)	120,000	119,995

Pennsylvania 1.1%
County of Allegheny PA, Unlimited General Obligation Series C-59B, Insured: AGM 0.694%, due 11/1/26 (e)	960,000	962,103
Lehigh County General Purpose Authority, Muhlenburg College Project, Revenue Bonds 0.62%, due 11/1/37 (e)	13,755,000	13,729,553
Pennsylvania Higher Educational Facilities Authority, Foundation for Indiana University of Pennsylvania, Revenue Bonds Series A; Insured: AGC 0.759%, due 7/1/27 (e)	3,000,000	2,971,620
University of Pittsburgh of the Commonwealth System of Higher Education, Revenue Bonds 0.40%, due 2/15/24 (e)	2,000,000	2,007,820
		19,671,096
Texas 0.5%
Texas Municipal Gas Acquisition and Supply Corp II, BMA Index Rate, Revenue Bonds 0.59%, due 9/15/27 (e)	8,500,000	8,485,040

Utah 0.6%
City of Murray UT, Murray City Hospital, IHC Health Services, Inc., Revenue Bonds Series D 0.01%, due 5/15/36 (e)	12,000,000	12,000,000

Washington 0.5%
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Revenue Bonds Series C 1.09%, due 1/1/42 (e)	9,000,000	9,083,520

Wisconsin 0.2%
Wisconsin State Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Revenue Bonds Series C-2 0.48%, due 8/15/54 (e)	3,500,000	3,503,815
Total Short-Term Municipal Notes (Cost $122,577,858)		123,034,139
Total Municipal Bonds (Cost $1,754,538,254)		1,775,671,726
Total Long-Term Bonds (Cost $1,755,738,075)		1,778,064,055
Unaffiliated Investment Company 1.1%
California 0.3%
Invesco California Value Municipal Income Trust 1.05, due 5/29/60 (a)(c)(f)	5,000,000	5,000,000
Massachusetts 0.8%
Invesco Muni, Inc. 1.00%, due 12/1/22 (c)(f)	15,000,000	15,000,000
Total Unaffiliated Investment Company (Cost $20,000,000)		20,000,000
Total Investments (Cost $1,775,738,075)	97.6%	1,798,064,055
Other Assets, Less Liabilities	2.4	45,101,694
Net Assets	100.0%	$1,843,165,749

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2021.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon - Rate shown was the rate in effect as of January 31, 2021.
(e)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2021, the total market value of fair valued securities was $20,000,000, which represented 1.1% of the Fund’s net assets.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
CHF	—Collegiate Housing Foundation
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.
PSF	—Permanent School Fund
Q-SBLF	—Qualified School Board Loan Fund
SONYMA	—State of New York Mortgage Agency
UT CSCE	—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (g)
Long-Term Bonds
Corporate Bonds	$—	$2,392,329	$—	$2,392,329
Total Corporate Bonds	—	2,392,329	—	2,392,329
Municipal Bonds
Long-Term Municipal Bonds	—	1,652,637,587	—	1,652,637,587
Short-Term Municipal Notes	—	123,034,139	—	123,034,139
Total Municipal Bonds	—	1,775,671,726	—	1,775,671,726
Total Long-Term Bonds	—	1,778,064,055	—	1,778,064,055
Unaffiliated Investment Company	—	20,000,000	—	20,000,000
Total Investments in Securities	$—	$1,798,064,055	$—	$1,798,064,055

(g)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Intermediate Tax Free Bond Fund
Portfolio of Investments January 31, 2021 † (Unaudited)

	Principal Amount	Value
Municipal Bonds 98.4%
Long-Term Municipal Bonds 98.4%
Alabama 1.5%
Birmingham Airport Authority, Revenue Bonds Insured: BAM 5.00%, due 7/1/30	$500,000	$662,320
Chilton County Health Care Authority, Chilton County Hospital Project, Revenue Bonds Series A 5.00%, due 11/1/28	200,000	236,908
		899,228
Alaska 0.5%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds 5.00%, due 6/1/28	250,000	293,503

Arizona 1.6%
Arizona Industrial Development Authority, Equitable School Revolving Fund, Revenue Bonds
Series A 4.00%, due 11/1/36	250,000	300,760
Series A 5.00%, due 11/1/23	250,000	280,618
Series A 5.00%, due 11/1/25	340,000	409,261
		990,639
California 8.6%
ABAG Finance Authority for Nonprofit Corp., Windemere Ranch Infrastructure Financing Program, Special Tax Series A, Insured: AGM 5.00%, due 9/2/30	70,000	86,382
California County Tobacco Securitization Agency, Revenue Bonds Series A 5.00%, due 6/1/30	250,000	343,833
California Municipal Finance Authority, CHF Davis I LLC, Revenue Bonds Insured: BAM 5.00%, due 5/15/36	1,000,000	1,230,170
California Municipal Finance Authority, UCR North District Phase 1 Student Housing Project, Revenue Bonds Insured: BAM 5.00%, due 5/15/26	500,000	601,890
City of Los Angeles, Department of Airports, Los Angeles International Airport, Revenue Bonds Series D 5.00%, due 5/15/32 (a)	650,000	841,106
Ripon Redevelopment Agency Successor Agency, Tax Allocation Insured: BAM 4.00%, due 11/1/34	550,000	673,123
Roseville Joint Union High School District, School Financing Project, Certificate of Participation Insured: BAM 2.125%, due 6/1/35	500,000	510,320
South Bay Union School District / San Diego County, Unlimited General Obligation (zero coupon), due 8/1/22	1,000,000	993,140
		5,279,964
Colorado 1.8%
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2 5.00%, due 8/1/32	110,000	141,228
Series A-2 5.00%, due 8/1/33	90,000	115,027
Series A-1 5.00%, due 8/1/34	75,000	95,576
Series A-1 5.00%, due 8/1/35	105,000	133,447
Crystal Valley Metropolitan District No. 2, Limited General Obligation Series A, Insured: AGM 4.00%, due 12/1/36	500,000	611,225
		1,096,503
Connecticut 3.9%
City of Waterbury CT, Unlimited General Obligation Series A 5.00%, due 2/1/33	500,000	659,290
State of Connecticut, Special Tax, Revenue Bonds Series A 4.00%, due 5/1/36	500,000	601,600
State of Connecticut, Unlimited General Obligation Series E, Insured: BAM 5.00%, due 9/15/34	500,000	646,100
University of Connecticut, Revenue Bonds Series A, Insured: BAM 5.00%, due 1/15/37	385,000	468,141
		2,375,131
Florida 5.0%
County of Miami-Dade FL, Aviation, Revenue Bonds Series A 4.00%, due 10/1/34	500,000	612,175
County of Osceola FL, Transportation, Revenue Bonds Series A-1 5.00%, due 10/1/31	350,000	451,248
Harbor Bay Community Development District, Special Assessment
Series A-1 3.10%, due 5/1/24	445,000	454,390
Series A-2 3.10%, due 5/1/24	295,000	301,233
Pinellas County Industrial Development Authority, Foundation for Global Understanding Project, Revenue Bonds 5.00%, due 7/1/29	600,000	691,248
State of Florida, State Board Of Education, Public Education Capital Outlay, Unlimited General Obligation Series C 4.00%, due 6/1/30	500,000	524,365
		3,034,659
Georgia 3.8%
Brookhaven Development Authority, Children’s Healthcare of Atlanta, Revenue Bonds Series A 5.00%, due 7/1/22	500,000	534,460
Etowah Water & Sewer Authority, Revenue Bonds Insured: BAM 4.00%, due 3/1/34	1,000,000	1,183,720
Municipal Electric Authority of Georgia, Revenue Bonds Series A 5.00%, due 1/1/38	500,000	626,640
		2,344,820
Guam 2.3%
Guam Government, Business Privilege Tax, Revenue Bonds Series D 5.00%, due 11/15/27	365,000	422,126
Guam Government, Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	500,000	560,385
Guam Power Authority, Revenue Bonds Series A 5.00%, due 10/1/34	385,000	404,073
		1,386,584
Idaho 1.5%
Idaho Health Facilities Authority, Ada County Coroner Project, Revenue Bonds 4.00%, due 9/1/40	400,000	482,244
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds 5.00%, due 9/1/37	370,000	418,718
		900,962
Illinois 15.1%
Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/25	500,000	471,035
Chicago Board of Education, Unlimited General Obligation Series A 5.00%, due 12/1/34	500,000	631,420
Chicago O’Hare International Airport, Revenue Bonds
Series C 5.00%, due 1/1/28	200,000	242,286
Series C 5.00%, due 1/1/34	250,000	297,257
Chicago Park District, Limited General Obligation Series C 5.00%, due 1/1/23	500,000	535,540
Chicago Park District, Limited Tax, Limited General Obligation Series B 5.00%, due 1/1/24	500,000	558,380
City of Chicago IL, Wastewater Transmission, Revenue Bonds Insured: AGM 5.00%, due 1/1/31	500,000	560,375
City of Monmouth IL, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/27	300,000	315,357
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation Insured: BAM 5.00%, due 12/1/29	1,000,000	1,298,140
Kankakee County School District No. 111, Limited General Obligation Insured: BAM 4.00%, due 1/1/23	265,000	280,760
Peoria County Community Unit School District No. 323, Unlimited General Obligation 4.00%, due 4/1/28	250,000	301,337
Regional Transportation Authority, Revenue Bonds Series A, Insured: NATL-RE 5.50%, due 7/1/24	160,000	186,898
Sales Tax Securitization Corp., Revenue Bonds Series A 5.00%, due 1/1/30	500,000	654,410
Sangamon County School District No. 186 Springfield, Unlimited General Obligation Series C , Insured: AGM 5.00%, due 6/1/29	555,000	737,157
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville, Unlimited General Obligation Series B, Insured: BAM 5.00%, due 12/1/34	250,000	314,747
Southwestern Illinois Development Authority, Revenue Bonds 4.00%, due 4/15/33	250,000	306,742
State of Illinois, Unlimited General Obligation 5.50%, due 5/1/39	500,000	628,480
Village of Mundelein IL, Unlimited General Obligation
Insured: AGM 4.00%, due 12/15/25	210,000	244,318
Insured: AGM 4.00%, due 12/15/26	345,000	410,405
Insured: AGM 4.00%, due 12/15/39	250,000	296,143
		9,271,187
Indiana 1.4%
City of Fort Wayne IN, Waterworks Utility Revenue, Revenue Bonds Series A 0.05%, due 12/1/39	1,275,000	866,516

Kansas 0.7%
Wichita Health Care Facilities, Presbyterian Manors Obligated Group, Revenue Bonds 4.00%, due 5/15/21	450,000	451,062

Kentucky 0.9%
Kentucky Economic Development Finance Authority, Revenue Bonds Series A 5.00%, due 7/1/28	500,000	583,075

Louisiana 1.8%
City of Shreveport LA, Water & Sewer, Revenue Bonds Series B, Insured: BAM 5.00%, due 12/1/32	920,000	1,121,287

Maryland 1.0%
County of Frederick Maryland, Urbana Community Development Authority, Special Tax Series A 4.00%, due 7/1/34	500,000	599,640

Michigan 2.9%
Great Lakes Water Authority, Water Supply System, Revenue Bonds Series A 5.00%, due 7/1/28	800,000	1,025,784
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds Series B 5.00%, due 7/1/31	100,000	110,466
Michigan Finance Authority, Revenue Bonds Series A, Class 1 4.00%, due 6/1/34	500,000	614,290
		1,750,540
Mississippi 1.7%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Refunding Project, Revenue Bonds Series A 5.00%, due 1/1/34	810,000	1,042,324

Missouri 1.5%
St. Louis Airport Revenue, St. Louis Lambert International Airport, Revenue Bonds Series B 5.00%, due 7/1/36 (a)	725,000	897,593

Nebraska 1.7%
Central Plains Energy, Project No. 4, Revenue Bonds 5.00%, due 3/1/50 (b)	900,000	1,012,455

Nevada 2.6%
Clark County School District, Limited General Obligation Series B, Insured: AGM 5.00%, due 6/15/31	500,000	649,895
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds Series B 5.00%, due 7/1/43	250,000	299,675
Sparks Tourism Improvement District No. 1, Revenue Bonds Series A 2.75%, due 6/15/28 (c)	600,000	614,070
		1,563,640
New Hampshire 0.9%
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds Series A 4.00%, due 4/1/30 (a)	500,000	554,075

New Jersey 1.4%
City of Newark NJ, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 10/1/27	250,000	314,925
Essex County Improvement Authority, North Star Academy Charter School, Revenue Bonds 4.00%, due 7/15/30 (c)	250,000	285,382
Passaic Valley Sewerage Commission, Revenue Bonds Series J, Insured: AGM 3.00%, due 12/1/32	250,000	281,075
		881,382
New Mexico 1.7%
New Mexico Hospital Equipment Loan Council, First Mortgage Entrance Fee, La Vida Expansion Project, Revenue Bonds Series C 2.25%, due 7/1/23	750,000	750,532
Santa Fe Retirement Facilities Revenue, El Castillo Retirement Project, Revenue Bonds Series B-2 2.25%, due 5/15/24	300,000	299,619
		1,050,151
New York 10.0%
Albany Capital Resource Corp., Albany Leadership Charter School for Girls Project, Revenue Bonds 4.00%, due 6/1/29	445,000	487,257
Metropolitan Transportation Authority, Green Bond, Revenue Bonds Series A-1 5.00%, due 11/15/29	500,000	590,075
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series C 5.00%, due 11/15/38	250,000	268,590
Series C 5.00%, due 11/15/42	500,000	536,950
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds 4.00%, due 12/1/36	375,000	443,783
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds Class 1 2.45%, due 9/15/69	500,000	503,270
New York State Thruway Authority, Revenue Bonds Series L 5.00%, due 1/1/32	250,000	317,675
New York State Urban Development Corp., Revenue Bonds Series A 5.00%, due 3/15/36	750,000	999,480
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds 5.00%, due 12/1/27	500,000	634,185
Niagara Falls City School District, Unlimited General Obligation Insured: BAM 4.00%, due 6/15/29	500,000	602,915
Port Authority of New York & New Jersey, Consolidated 211th, Revenue Bonds 4.00%, due 9/1/43	400,000	470,224
Port Authority of New York & New Jersey, Revenue Bonds (a)
Series 197 5.00%, due 11/15/34	100,000	122,697
Series 197 5.00%, due 11/15/35	100,000	122,444
		6,099,545
North Carolina 0.9%
North Carolina Turnpike Authority, Revenue Bonds 5.00%, due 2/1/24	500,000	568,925

Ohio 0.8%
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds Series D 2.875%, due 2/1/26	250,000	263,590
West Carrollton City School District, Unlimited General Obligation Series A, Insured: School District Credit Program 4.00%, due 12/1/21	250,000	258,028
		521,618
Pennsylvania 6.3%
City of Philadelphia PA, Airport, Revenue Bonds Series A 4.00%, due 7/1/35	500,000	595,505
Dauphin County General Authority, Harrisburg University of Science & Technology, Revenue Bonds 4.25%, due 10/15/26 (c)	100,000	104,791
North Pocono School District, Limited General Obligation Series A, Insured: AGM 4.00%, due 9/15/32	500,000	610,680
Philadelphia Authority for Industrial Development, String Theory Charter School, Revenue Bonds 5.00%, due 6/15/30 (c)	435,000	518,737
Shenandoah Valley School District, Limited General Obligation Insured: AGM 4.00%, due 8/1/27	1,185,000	1,418,978
Stroudsburg Area School District, Limited General Obligation Series B, Insured: AGM 4.00%, due 6/1/30	250,000	295,288
Warrior Run School District, Montour Northumberland Union County, Limited General Obligation Insured: AGM 4.00%, due 9/1/36	255,000	284,863
		3,828,842
Puerto Rico 1.1%
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 7/1/35	100,000	105,354
Puerto Rico Sales Tax Financing Corp., Revenue Bonds Series A-1 4.50%, due 7/1/34	500,000	550,400
		655,754
South Carolina 0.5%
South Carolina Public Service Authority, Revenue Bonds Series A 4.00%, due 12/1/37	250,000	304,395

Texas 3.1%
City of San Antonio Electric & Gas Systems, Revenue Bonds 4.00%, due 2/1/34	250,000	292,300
Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department, Revenue Bonds 5.00%, due 9/1/28	365,000	446,486
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/22	250,000	270,783
5.00%, due 12/15/23	250,000	281,915
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds 4.00%, due 6/30/32	500,000	609,985
		1,901,469
Utah 3.8%
Utah Charter School Finance Authority, North Star Academy, Revenue Bonds Insured: UT CSCE 4.00%, due 4/15/30	100,000	120,950
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds Insured: UT CSCE 4.00%, due 4/15/40	250,000	292,633
Utah Charter School Finance Authority, Summit Academy, Inc., Revenue Bonds
Series A, Insured: UT CSCE 5.00%, due 4/15/25	135,000	157,955
Series A, Insured: UT CSCE 5.00%, due 4/15/28	200,000	252,378
Series A, Insured: UT CSCE 5.00%, due 4/15/29	185,000	237,305
Utah Infrastructure Agency, Revenue Bonds Series A 5.00%, due 10/15/28	460,000	566,766
Utah Infrastructure Agency, Telecommunication, Revenue Bonds 5.00%, due 10/15/27	250,000	310,077
Utah Transit Authority, Sales Tax, Revenue Bonds Series C, Insured: AGM 5.25%, due 6/15/27	300,000	380,439
		2,318,503
Virginia 0.2%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series C, Insured: AGM 5.00%, due 10/1/30	100,000	106,692

Washington 4.6%
Lewis County School District No. 226, Unlimited General Obligation Insured: School Bond Guaranty 4.00%, due 12/1/28	390,000	452,287
Washington Health Care Facilities Authority, Seattle Children’s Hospital, Revenue Bonds 5.00%, due 10/1/38	500,000	657,345
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds 5.00%, due 7/1/37	1,000,000	1,203,910
Washington State Housing Finance Commission, Transforming Age Projects, Revenue Bonds Series B 2.375%, due 1/1/26 (c)	500,000	496,435
		2,809,977
West Virginia 0.5%
Morgantown Utility Board, Inc., Revenue Bonds Series A, Insured: BAM 4.00%, due 12/1/35	250,000	306,280

Wisconsin 0.8%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Revenue Bonds Insured: AGM 5.00%, due 2/15/32	400,000	520,856
Total Investments (Cost $57,210,080)	98.4%	60,189,776
Other Assets, Less Liabilities	1.6	1,000,820
Net Assets	100.0%	$61,190,596

†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2021.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

Futures Contracts

As of January 31, 2021, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
10-Year United States Treasury Note	(40)	March 2021	$(5,515,852)	$(5,481,250)	$34,602

1. As of January 31, 2021, cash in the amount of $722,537 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2021.

The following abbreviations are used in the preceding pages:

AGM	—Assured Guaranty Municipal Corp.
BAM	—Build America Mutual Assurance Co.
CHF	—Collegiate Housing Foundation
NATL-RE	—National Public Finance Guarantee Corp.
UT CSCE	—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (d)
Municipal Bonds	$—	$60,189,776	$—	$60,189,776
Total Investments in Securities	—	60,189,776	—	60,189,776
Other Financial Instruments
Futures Contracts (e)	34,602	—	—	34,602
Total Investments in Securities and Other Financial Instruments	$34,602	$60,189,776	$—	$60,224,378

(d)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Defensive ETF Allocation Fund
Portfolio of Investments January 31, 2021† (Unaudited)

	Shares	Value
Investment Companies 98.9%
Equity Funds 20.9%
iShares Core MSCI EAFE ETF	10,680	$732,435
iShares Core S&P Mid-Cap ETF	69	16,094
iShares Core S&P Small-Cap ETF	242	23,612
Schwab U.S. Mid-Cap ETF (a)	735	50,531
Schwab U.S. Small-Cap ETF	794	73,477
VanEck Vectors Gold Miners ETF	4,281	147,737
Vanguard Mega Cap ETF (a)	4,065	537,271
Vanguard Mega Cap Value ETF	4,578	393,479
Vanguard Mid-Cap ETF	630	129,648
Total Equity Funds (Cost $1,940,527)		2,104,284
Fixed Income Funds 78.0%
Invesco Senior Loan ETF	24,831	551,745
iShares 0-5 Year High Yield Corporate Bond ETF	22,099	1,002,631
iShares Broad USD High Yield Corporate Bond ETF	2,449	100,825
iShares Core U.S. Aggregate Bond ETF	26,370	3,093,465
Schwab U.S. Aggregate Bond ETF	55,631	3,095,865
Total Fixed Income Funds (Cost $7,842,683)		7,844,531
Total Investment Companies (Cost $9,783,210)		9,948,815

Short-Term Investment 0.3%
Unaffiliated Investment Company 0.3% (b)(c)
BlackRock Liquidity FedFund, 0.105%	27,724	27,724
Total Short-Term Investment (Cost $27,724)		27,724
Total Investments (Cost $9,810,934)	99.2%	9,976,539
Other Assets, Less Liabilities	0.8	84,837
Net Assets	100.0%	$10,061,376

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $74,559; the total market value of collateral held by the Fund was $77,985. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $50,261. The Fund received cash collateral with a value of $27,724.
(b)	Current yield as of January 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):

EAFE	—Europe, Australasia and Far East
ETF	—Exchange-Traded Fund
MSCI	—Morgan Stanley Capital International
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31,2021,for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$2,104,284	$—	$—	$2,104,284
Fixed Income Funds	7,844,531	—	—	7,844,531
Total Investment Companies	9,948,815	—	—	9,948,815
Short-Term Investment Unaffiliated Investment Company	27,724	—	—	27,724
Total Investments in Securities	$9,976,539	$—	$—	$9,976,539

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Conservative ETF Allocation Fund
Portfolio of Investments January 31, 2021† (Unaudited)

	Shares	Value
Investment Companies 99.0%
Equity Funds 40.6%
iShares Core MSCI EAFE ETF	32,682	$2,241,332
iShares Core MSCI Emerging Markets ETF	4,610	294,256
iShares Core S&P Mid-Cap ETF	428	99,831
iShares Core S&P Small-Cap ETF (a)	991	96,692
Schwab U.S. Mid-Cap ETF (a)	4,601	316,319
Schwab U.S. Small-Cap ETF (a)	3,315	306,770
VanEck Vectors Gold Miners ETF	9,233	318,631
Vanguard Mega Cap ETF	24,034	3,176,574
Vanguard Mega Cap Value ETF (a)	9,531	819,189
Vanguard Mid-Cap ETF (a)	3,947	812,253
Total Equity Funds (Cost $7,762,111)		8,481,847

Fixed Income Funds 58.4%
Invesco Senior Loan ETF (a)	28,423	631,559
iShares 0-5 Year High Yield Corporate Bond ETF	34,694	1,574,067
iShares Broad USD High Yield Corporate Bond ETF	5,265	216,760
iShares Core U.S. Aggregate Bond ETF	41,731	4,895,464
Schwab U.S. Aggregate Bond ETF	88,036	4,899,203
Total Fixed Income Funds (Cost $12,242,671)		12,217,053
Total Investment Companies (Cost $20,004,782)		20,698,900

Short-Term Investment 10.6%
Unaffiliated Investment Company 10.6% (b)(c)
BlackRock Liquidity FedFund, 0.105%	2,218,779	2,218,779
Total Short-Term Investment (Cost $2,218,779)		2,218,779
Total Investments (Cost $22,223,561)	109.6%	22,917,679
Other Assets, Less Liabilities	(9.6)	(2,013,477)
Net Assets	100.0%	$20,904,202

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $2,143,110. The Fund received cash collateral with a value of $2,218,779.
(b)	Current yield as of January 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):

EAFE	—Europe, Australasia and Far East
ETF	—Exchange-Traded Fund
MSCI	—Morgan Stanley Capital International
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31,2021,for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$8,481,847	$—	$—	$8,481,847
Fixed Income Funds	12,217,053	—	—	12,217,053
Total Investment Companies	20,698,900	—	—	20,698,900
Short-Term Investment Unaffiliated Investment Company	2,218,779	—	—	2,218,779
Total Investments in Securities	$22,917,679	$—	$—	$22,917,679

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Moderate ETF Allocation Fund
Portfolio of Investments January 31, 2021† (Unaudited)

	Shares	Value
Investment Companies 99.4%
Equity Funds 60.7%
iShares Core MSCI EAFE ETF	91,519	$6,276,373
iShares Core MSCI Emerging Markets ETF	16,106	1,028,046
iShares Core S&P Mid-Cap ETF	1,634	381,131
iShares Core S&P Small-Cap ETF (a)	2,071	202,067
Schwab U.S. Mid-Cap ETF (a)	17,369	1,194,119
Schwab U.S. Small-Cap ETF (a)	6,804	629,642
VanEck Vectors Gold Miners ETF	18,362	633,673
Vanguard Mega Cap ETF	81,044	10,711,586
Vanguard Mega Cap Value ETF (a)	19,552	1,680,494
Vanguard Mid-Cap ETF (a)	14,851	3,056,187
Total Equity Funds (Cost $23,688,524)		25,793,318
Fixed Income Funds 38.7%
Invesco Senior Loan ETF	9,619	213,734
iShares 0-5 Year High Yield Corporate Bond ETF	47,255	2,143,959
iShares Broad USD High Yield Corporate Bond ETF	10,416	428,827
iShares Core U.S. Aggregate Bond ETF	58,114	6,817,353
Schwab U.S. Aggregate Bond ETF	122,527	6,818,628
Total Fixed Income Funds (Cost $16,471,693)		16,422,501
Total Investment Companies (Cost $40,160,217)		42,215,819

Short-Term Investment 11.4%
Unaffiliated Investment Company 11.4% (b)(c)
BlackRock Liquidity FedFund, 0.105%	4,857,517	4,857,517
Total Short-Term Investment (Cost $4,857,517)		4,857,517
Total Investments (Cost $45,017,734)	110.8%	47,073,336
Other Assets, Less Liabilities	(10.8)	(4,596,898)
Net Assets	100.0%	$42,476,438

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $4,681,292. The Fund received cash collateral with a value of $4,857,517.
(b)	Current yield as of January 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):

EAFE	—Europe, Australasia and Far East
ETF	—Exchange-Traded Fund
MSCI	—Morgan Stanley Capital International
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$25,793,318	$—	$—	$25,793,318
Fixed Income Funds	16,422,501	—	—	16,422,501
Total Investment Companies	42,215,819	—	—	42,215,819
Short-Term Investment Unaffiliated Investment Company	4,857,517	—	—	4,857,517
Total Investments in Securities	$47,073,336	$—	$—	$47,073,336

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Growth ETF Allocation Fund Portfolio of Investments January 31, 2021† (Unaudited)

	Shares	Value
Investment Companies 99.8%
Equity Funds 81.1%
iShares Core MSCI EAFE ETF	61,445	$4,213,898
iShares Core MSCI Emerging Markets ETF	12,022	767,364
iShares Core S&P Mid-Cap ETF	1,263	294,595
iShares Core S&P Small-Cap ETF	3,932	383,645
Schwab U.S. Mid-Cap ETF (a)	13,414	922,212
Schwab U.S. Small-Cap ETF (a)	12,674	1,172,852
VanEck Vectors Gold Miners ETF	9,809	338,509
Vanguard Mega Cap ETF	51,522	6,809,663
Vanguard Mega Cap Value ETF	10,388	892,849
Vanguard Mid-Cap ETF	11,482	2,362,881
Total Equity Funds (Cost $16,502,547)		18,158,468

Fixed Income Funds 18.7%
Invesco Senior Loan ETF	5,122	113,811
iShares 0-5 Year High Yield Corporate Bond ETF	25,232	1,144,776
iShares Broad USD High Yield Corporate Bond ETF	5,562	228,988
iShares Core U.S. Aggregate Bond ETF	11,482	1,346,953
Schwab U.S. Aggregate Bond ETF (a)	24,202	1,346,841
Total Fixed Income Funds (Cost $4,170,248)		4,181,369
Total Investment Companies (Cost $20,672,795)		22,339,837

Short-Term Investment 0.3%
Unaffiliated Investment Company 0.3% (b)(c)
BlackRock Liquidity FedFund, 0.105%	58,441	58,441
Total Short-Term Investment (Cost $58,441)		58,441
Total Investments (Cost $20,731,236)	100.1%	22,398,278
Other Assets, Less Liabilities	(0.1)	(24,231)
Net Assets	100.0%	$22,374,047

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $185,013; the total market value of collateral held by the Fund was $192,580. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $134,139. The Fund received cash collateral with a value of $58,441.
(b)	Current yield as of January 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):

EAFE	—Europe, Australasia and Far East
ETF	—Exchange-Traded Fund
MSCI	—Morgan Stanley Capital International
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$18,158,468	$—	$—	$18,158,468
Fixed Income Funds	4,181,369	—	—	4,181,369
Total Investment Companies	22,339,837	—	—	22,339,837
Short-Term Investment Unaffiliated Investment Company	58,441	—	—	58,441
Total Investments in Securities	$22,398,278	$—	$—	$22,398,278

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Equity ETF Allocation Fund Portfolio of Investments January 31, 2021† (Unaudited)

	Shares	Value
Investment Companies 98.9%
Equity Funds 98.9%
iShares Core MSCI EAFE ETF	40,692	$2,790,658
iShares Core MSCI Emerging Markets ETF	9,859	629,300
iShares Core S&P Mid-Cap ETF	724	168,873
iShares Core S&P Small-Cap ETF	3,795	370,278
Schwab U.S. Mid-Cap ETF (a)	7,672	527,450
Schwab U.S. Small-Cap ETF (a)	12,405	1,147,959
VanEck Vectors Gold Miners ETF	919	31,715
Vanguard Mega Cap ETF	39,002	5,154,894
Vanguard Mega Cap Value ETF	5,955	511,832
Vanguard Mid-Cap ETF	6,562	1,350,394
Total Investment Companies (Cost $11,475,312)		12,683,353

Short-Term Investment 0.0%‡
Unaffiliated Investment Company 0.0%‡(b)(c)
BlackRock Liquidity FedFund, 0.105%	3,282	3,282
Total Short-Term Investment (Cost $3,282)		3,282
Total Investments (Cost $11,478,594)	98.9%	12,686,635
Other Assets, Less Liabilities	1.1	140,915
Net Assets	100.0%	$12,827,550

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $438,008; the total market value of collateral held by the Fund was $460,150. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $456,868. The Fund received cash collateral with a value of $3,282.
(b)	Current yield as of January 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):

EAFE	—Europe, Australasia and Far East
ETF	—Exchange-Traded Fund
MSCI	—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies Equity Funds	$12,683,353	$—	$—	$12,683,353
Short-Term Investment Unaffiliated Investment Company	3,282	—	—	3,282
Total Investments in Securities	$12,686,635	$—	$—	$12,686,635

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2021 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) on each day the Fund is open for business (“valuation date”).

The Board of Trustees of the MainStay Funds Trust (the “Board”) adopted procedures establishing methodologies for the valuation of the Fund’s securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund’s assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), aided to whatever extent necessary by the Subadvisor (as defined in Note 3(A)). To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund’s third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.

The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to with establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.

For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for an identical asset or liability
•	Level 2 — other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including each Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of January 31, 2021 is included at the end of each Fund’s respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at a price a Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2021, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of January 31, 2021, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund’s net asset values (“NAVs”) are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever theæovement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 iníhe hierarchy. As of January 31, 2021, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Equity securities are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker-dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Investments in Affiliates (in 000s) During the period ended January 31, 2021, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay CBRE Global Infrastructure Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$376	$128,842	$(123,062)	$—	$—	$6,156	$1	$—	6,156

MainStay CBRE Real Estate Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,483	$78,764	$(79,765)	$—	$—	$482	$0	(a)	$—	482

(a)	Less than $500.